UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08922

Mutual of America Institutional Funds, Inc.

(Exact name of registrant as specified in charter)

320 Park Avenue, New York, N.Y. 10022

(Address of principal executive offices) (Zip code)

James J. Roth

Chairman of the Board, President and Chief Executive Officer

Mutual of America Institutional Funds, Inc.

320 Park Avenue

New York, NY 10022

(Name and address of agent for service)

Registrant’s telephone number, including area code:

(212) 224-1600

Date of fiscal year end: December 31

Date of reporting period: September 30, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

The Quarterly Schedules of Investments follow:

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2017 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (6.2%)
Advance Auto Parts, Inc.	20	1,984
Amazon.com, Inc.*	121	116,323
AutoZone, Inc.*	9	5,356
Best Buy Co., Inc.	79	4,500
BorgWarner, Inc.	55	2,818
CarMax, Inc.*	57	4,321
Carnival Corp.	129	8,330
CBS Corp. Cl B	112	6,496
Charter Communications, Inc. Cl A*	62	22,532
Chipotle Mexican Grill, Inc.*	9	2,770
Coach, Inc.	80	3,222
Comcast Corp. Cl A	1,441	55,450
D.R. Horton, Inc.	106	4,233
Darden Restaurants, Inc.	38	2,994
Delphi Automotive PLC	79	7,774
Discovery Communications, Inc. Cl A*	60	1,277
Discovery Communications, Inc. Cl C*	64	1,297
DISH Network Corp.*	74	4,013
Disney (Walt) Co.	472	46,525
Dollar General Corp.	76	6,160
Dollar Tree, Inc.*	71	6,164
Expedia, Inc.	37	5,326
Foot Locker, Inc.	36	1,268
Ford Motor Co.	1,189	14,232
Gap, Inc.	70	2,067
Garmin Ltd.	37	1,997
General Motors Co.	405	16,354
Genuine Parts Co.	45	4,304
Goodyear Tire & Rubber Co.	81	2,693
H&R Block, Inc.	75	1,986
Hanesbrands, Inc.	104	2,563
Harley-Davidson, Inc.	54	2,603
Hasbro, Inc.	34	3,321
Hilton Worldwide Hldgs., Inc.	60	4,167
Home Depot, Inc.	360	58,882
Interpublic Group of Cos., Inc.	130	2,703
Kohl’s Corp.	58	2,648
L Brands, Inc.	81	3,370
Leggett & Platt, Inc.	42	2,005
Lennar Corp. Cl A	64	3,379
LKQ Corp.*	92	3,311
Lowe’s Cos., Inc.	258	20,625
Macy’s, Inc.	88	1,920
Marriott International, Inc. Cl A	93	10,254
Mattel, Inc.	122	1,889
McDonald’s Corp.	249	39,013
MGM Mirage	164	5,345
Michael Kors Hldgs. Ltd.*	45	2,153
Mohawk Industries, Inc.*	18	4,455
Netflix, Inc.*	131	23,757
Newell Brands, Inc.	151	6,443
News Corp. Cl A	101	1,339
News Corp. Cl B	49	669
NIKE, Inc. Cl B	401	20,792
Nordstrom, Inc.	41	1,933
Omnicom Group, Inc.	72	5,333

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2017 (Unaudited)

O’Reilly Automotive, Inc.*	27	5,815
Priceline Group Inc.*	14	25,631
PulteGroup, Inc.	76	2,077
PVH Corp.	25	3,152
Ralph Lauren Corp.	15	1,324
Ross Stores, Inc.	118	7,619
Royal Caribbean Cruises Ltd.	54	6,401
Scripps Networks Interactive, Inc. Cl A	30	2,577
Signet Jewelers Ltd.	19	1,264
Starbucks Corp.	444	23,847
Target Corp.	165	9,737
Tiffany & Co.	30	2,753
Time Warner, Inc.	239	24,486
TJX Cos., Inc.	195	14,377
Tractor Supply Co.	41	2,595
TripAdvisor, Inc.*	30	1,216
Twenty-First Century Fox, Inc. Cl A	318	8,389
Twenty-First Century Fox, Inc. Cl B	125	3,224
Ulta Beauty, Inc.*	17	3,843
Under Armour, Inc. Cl A*	72	1,187
Under Armour, Inc. Cl C*	40	601
V.F. Corp.	104	6,611
Viacom, Inc. Cl B	118	3,285
Whirlpool Corp.	22	4,058
Wyndham Worldwide Corp.	32	3,373
Wynn Resorts Ltd.	23	3,425
Yum! Brands, Inc.	103	7,582

		780,087

CONSUMER STAPLES (4.3%)
Altria Group, Inc.	587	37,228
Archer-Daniels-Midland Co.	167	7,099
Brown-Forman Corp. Cl B	60	3,258
Campbell Soup Co.	55	2,575
Church & Dwight Co., Inc.	78	3,779
Clorox Co.	39	5,144
Coca-Cola Co.	1,176	52,932
Colgate-Palmolive Co.	272	19,815
Conagra Brands, Inc.	131	4,420
Constellation Brands, Inc. Cl A	52	10,371
Costco Wholesale Corp.	133	21,851
Coty, Inc. Cl A	153	2,529
CVS Health Corp.	310	25,209
Dr. Pepper Snapple Group, Inc.	57	5,043
Estee Lauder Cos., Inc. Cl A	66	7,117
General Mills, Inc.	177	9,162
Hershey Co.	41	4,476
Hormel Foods Corp.	84	2,700
J.M. Smucker Co.	36	3,777
Kellogg Co.	77	4,802
Kimberly-Clark Corp.	108	12,709
Kraft Heinz Co.	185	14,347
Kroger Co.	274	5,496
McCormick & Co., Inc.	34	3,490
Molson Coors Brewing Co. Cl B	60	4,898
Mondelez International, Inc. Cl A	465	18,907
Monster Beverage Corp.*	127	7,017
PepsiCo, Inc.	439	48,918
Philip Morris Int’l., Inc.	474	52,619
Proctor & Gamble Co.	776	70,600
Sysco Corp.	148	7,985
Tyson Foods, Inc. Cl A	88	6,200

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2017 (Unaudited)

Walgreens Boots Alliance, Inc.	279	21,544
Wal-Mart Stores, Inc.	449	35,085

		543,102

ENERGY (3.2%)
Anadarko Petroleum Corp.	165	8,060
Andeavor	45	4,642
Apache Corp.	123	5,633
Baker Hughes, a GE Co.	125	4,578
Cabot Oil & Gas Corp.	147	3,932
Chesapeake Energy Corp.*	324	1,393
Chevron Corp.	584	68,620
Cimarex Energy Co.	30	3,410
Concho Resources, Inc.*	43	5,664
ConocoPhillips	368	18,418
Devon Energy Corp.	156	5,727
EOG Resources, Inc.	176	17,026
EQT Corp.	51	3,327
Exxon Mobil Corp.	1,298	106,410
Halliburton Co.	264	12,152
Helmerich & Payne, Inc.	39	2,032
Hess Corp.	78	3,657
Kinder Morgan, Inc.	576	11,048
Marathon Oil Corp.	274	3,715
Marathon Petroleum Corp.	161	9,029
National Oilwell Varco, Inc.	115	4,109
Newfield Exploration Co.*	72	2,136
Noble Energy, Inc.	151	4,282
Occidental Petroleum Corp.	234	15,025
ONEOK, Inc.	115	6,372
Phillips 66	135	12,367
Pioneer Natural Resources Co.	52	7,672
Range Resources Corp.	70	1,370
Schlumberger Ltd.	429	29,927
TechnipFMC PLC*	146	4,076
Valero Energy Corp.	139	10,693
Williams Cos., Inc.	259	7,773

		404,275

FINANCIALS (10.3%)
Affiliated Managers Group, Inc.	18	3,417
Aflac, Inc.	119	9,685
Allstate Corp.	109	10,018
American Express Co.	226	20,444
American Int’l. Group, Inc.	274	16,821
Ameriprise Financial, Inc.	46	6,831
Aon PLC	78	11,396
Assurant, Inc.	15	1,433
Bank of America Corp.	3,011	76,299
Bank of New York Mellon Corp.	318	16,860
BB&T Corp.	252	11,829
Berkshire Hathaway, Inc. Cl B*	591	108,342
BlackRock, Inc.	38	16,989
Brighthouse Financial, Inc.*	24	1,459
Capital One Financial Corp.	147	12,445
CBOE Holdings, Inc.	37	3,982
Charles Schwab Corp.	361	15,790
Chubb Ltd.	143	20,319
Cincinnati Financial Corp.	44	3,369
Citigroup, Inc.	833	60,592
Citizens Financial Group, Inc.	151	5,718
CME Group, Inc.	104	14,111
Comerica, Inc.	57	4,347

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2017 (Unaudited)

Discover Financial Svcs.	111	7,157
E*Trade Financial Corp.*	80	3,489
Everest Re Group Ltd.	12	2,741
Fifth Third Bancorp	224	6,268
Franklin Resources, Inc.	107	4,763
Gallagher (Arthur J.) & Co.	54	3,324
Goldman Sachs Group, Inc.	110	26,091
Hartford Financial Svcs. Group, Inc.	110	6,097
Huntington Bancshares, Inc.	310	4,328
Intercontinental Exchange, Inc.	179	12,297
Invesco Ltd.	120	4,205
iShares Core S&P 500 ETF	1,084	274,171
JPMorgan Chase & Co.	1,075	102,673
KeyCorp	331	6,229
Leucadia National Corp.	87	2,197
Lincoln National Corp.	67	4,923
Loews Corp.	83	3,972
M&T Bank Corp.	48	7,730
Marsh & McLennan Cos., Inc.	153	12,823
MetLife, Inc.	326	16,936
Moody’s Corp.	52	7,239
Morgan Stanley	438	21,098
Nasdaq, Inc.	34	2,637
Navient Corp.	96	1,442
Northern Trust Corp.	66	6,067
People’s United Financial, Inc.	116	2,104
PNC Financial Svcs. Grp., Inc.	144	19,407
Principal Financial Grp., Inc.	84	5,405
Progressive Corp.	184	8,909
Prudential Financial, Inc.	128	13,609
Raymond James Financial, Inc.	41	3,458
Regions Financial Corp.	381	5,803
S&P Global, Inc.	76	11,880
State Street Corp.	117	11,178
SunTrust Banks, Inc.	145	8,667
Synchrony Financial	226	7,017
T. Rowe Price Group, Inc.	77	6,980
Torchmark Corp.	34	2,723
Travelers Cos., Inc.	87	10,659
U.S. Bancorp	483	25,884
Unum Group	68	3,477
Visa, Inc. Cl A	560	58,934
Wells Fargo & Co.	1,370	75,556
Willis Towers Watson PLC	43	6,596
XL Group Ltd.	83	3,274
Zions Bancorporation	61	2,878

		1,297,791

HEALTH CARE (7.6%)
Abbott Laboratories	532	28,388
AbbVie, Inc.	492	43,719
Aetna, Inc.	100	15,901
Agilent Technologies, Inc.	99	6,356
Alexion Pharmaceuticals, Inc.*	67	9,399
Align Technology, Inc.*	22	4,098
Allergan PLC	102	20,905
AmerisourceBergen Corp.	49	4,055
Amgen, Inc.	221	41,205
Anthem, Inc.	80	15,190
Bard (C.R.), Inc.	22	7,051
Baxter International, Inc.	153	9,601
Becton, Dickinson & Co.	69	13,521

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2017 (Unaudited)

BIOGEN, Inc.*	64	20,040
Boston Scientific Corp.*	428	12,485
Bristol-Myers Squibb Co.	506	32,252
Cardinal Health, Inc.	96	6,424
Celgene Corp.*	239	34,851
Centene Corp.*	53	5,129
Cerner Corp.*	100	7,132
CIGNA Corp.	77	14,394
Cooper Companies, Inc.	15	3,557
Danaher Corp.	186	15,955
DaVita Inc Inc.*	45	2,673
DENTSPLY SIRONA, Inc.	67	4,007
Edwards Lifesciences Corp.*	63	6,887
Envision Healthcare Corp.*	40	1,798
Express Scripts Hldg. Co.*	178	11,271
Gilead Sciences, Inc.	401	32,489
HCA Hldgs., Inc.*	89	7,084
Hologic, Inc.*	86	3,155
Humana, Inc.	44	10,720
IDEXX Laboratories, Inc.*	25	3,887
Illumina, Inc.*	44	8,765
Incyte Corp.*	50	5,837
Intuitive Surgical, Inc.*	11	11,505
Johnson & Johnson	821	106,738
Laboratory Corp. of America Hldgs.*	30	4,529
Lilly (Eli) & Co.	298	25,491
McKesson Corp.	64	9,831
Medtronic PLC	415	32,275
Merck & Co., Inc.	839	53,721
Mettler-Toledo Int’l., Inc.*	8	5,009
Mylan NV*	162	5,082
Patterson Cos., Inc.	17	657
PerkinElmer, Inc.	38	2,621
Perrigo Co. PLC	38	3,217
Pfizer, Inc.	1,822	65,045
Quest Diagnostics, Inc.	43	4,027
Quintiles IMS Hldgs., Inc.*	48	4,563
Regeneron Pharmaceuticals, Inc.*	23	10,284
ResMed, Inc.	41	3,155
Schein (Henry), Inc.*	47	3,854
Stryker Corp.	99	14,060
Thermo Fisher Scientific, Inc.	122	23,082
UnitedHealth Group, Inc.	293	57,384
Universal Health Svcs., Inc. Cl B	29	3,217
Varian Medical Systems, Inc.*	30	3,002
Vertex Pharmaceuticals, Inc.*	75	11,403
Waters Corp.*	24	4,308
Zimmer Biomet Hldgs., Inc.	62	7,260
Zoetis, Inc.	150	9,564

		955,065

INDUSTRIALS (5.4%)
3M Co.	181	37,992
Acuity Brands, Inc.	12	2,055
Alaska Air Group, Inc.	35	2,669
Allegion PLC	31	2,681
American Airlines Group, Inc.	129	6,126
AMETEK, Inc.	70	4,623
Arconic, Inc.	130	3,234
Boeing Co.	168	42,707
Caterpillar, Inc.	179	22,323
Cintas Corp.	25	3,607

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2017 (Unaudited)

CSX Corp.	275	14,922
Cummins, Inc.	47	7,897
Deere & Co.	99	12,433
Delta Air Lines, Inc.	204	9,837
Dover Corp.	50	4,570
Eaton Corp. PLC	136	10,443
Emerson Electric Co.	199	12,505
Equifax, Inc.	35	3,710
Expeditors Int’l. of Wash.	57	3,412
Fastenal Co.	89	4,057
FedEx Corp.	76	17,144
Flowserve Corp.	47	2,002
Fluor Corp.	48	2,021
Fortive Corp.	94	6,654
Fortune Brands Home & Security, Inc.	50	3,362
General Dynamics Corp.	85	17,474
General Electric Co.	2,665	64,440
Grainger (W.W.), Inc.	16	2,876
Honeywell International, Inc.	231	32,742
Hunt (J.B.) Transport Svcs., Inc.	26	2,888
IHS Markit Ltd.*	110	4,849
Illinois Tool Works, Inc.	95	14,056
Ingersoll-Rand PLC	80	7,134
Jacobs Engineering Group, Inc.	35	2,039
Johnson Controls Int’l. PLC	278	11,201
Kansas City Southern	31	3,369
L-3 Communications Corp.	24	4,522
Lockheed Martin Corp.	75	23,272
Masco Corp.	105	4,096
Nielsen Hldgs. PLC	100	4,145
Norfolk Southern Corp.	87	11,505
Northrop Grumman Corp.	54	15,537
PACCAR, Inc.	104	7,523
Parker Hannifin Corp.	39	6,826
Pentair PLC	50	3,398
Quanta Services, Inc.*	54	2,018
Raytheon Co.	90	16,792
Republic Services, Inc.	69	4,558
Robert Half Int’l., Inc.	42	2,114
Robinson (C.H.) Worldwide, Inc.	46	3,501
Rockwell Automation, Inc.	38	6,772
Rockwell Collins, Inc.	49	6,405
Roper Technologies, Inc.	30	7,302
Smith (A.O.) Corp.	45	2,674
Snap-on, Inc.	17	2,533
Southwest Airlines Co.	168	9,405
Stanley Black & Decker, Inc.	48	7,247
Stericycle, Inc.*	27	1,934
Textron, Inc.	77	4,149
TransDigm Group, Inc.	15	3,835
Union Pacific Corp.	245	28,413
United Continental Hldgs., Inc*	77	4,688
United Parcel Service, Inc. Cl B	212	25,459
United Rentals, Inc.*	25	3,469
United Technologies Corp.	226	26,234
Verisk Analytics, Inc. Cl A*	48	3,993
Waste Management, Inc.	126	9,862
Xylem, Inc.	52	3,257

		673,492

INFORMATION TECHNOLOGY (11.7%)
Accenture PLC Cl A	189	25,528

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2017 (Unaudited)

Activision Blizzard, Inc.	231	14,902
Adobe Systems, Inc.*	152	22,675
Advanced Micro Devices, Inc.*	259	3,302
Akamai Technologies, Inc.*	55	2,680
Alliance Data Systems Corp.	16	3,545
Alphabet, Inc. Cl A*	90	87,635
Alphabet, Inc. Cl C*	92	88,238
Amphenol Corp. Cl A	95	8,041
Analog Devices, Inc.	109	9,393
ANSYS, Inc.*	26	3,191
Apple, Inc.	1,580	243,505
Applied Materials, Inc.	330	17,190
Autodesk, Inc.*	68	7,634
Automatic Data Processing, Inc.	134	14,649
Broadcom Ltd.	124	30,075
CA, Inc.	99	3,305
Cadence Design Systems, Inc.*	86	3,394
Cisco Systems, Inc.	1,516	50,983
Citrix Systems, Inc.*	44	3,380
Cognizant Technology Solutions	183	13,275
Corning, Inc.	269	8,048
CSRA, Inc.	42	1,355
DXC Technology Co.	84	7,214
eBay, Inc.*	304	11,692
Electronic Arts, Inc.*	94	11,098
F5 Networks, Inc.*	17	2,050
Facebook, Inc. Cl A*	726	124,047
Fidelity Nat’l. Information Svcs., Inc.	99	9,246
Fiserv, Inc.*	63	8,124
FLIR Systems, Inc.	50	1,946
Gartner, Inc.*	27	3,359
Global Payments, Inc.	47	4,466
Harris Corp.	37	4,872
Hewlett Packard Enterprise Co.	489	7,193
HP, Inc.	503	10,040
Intel Corp.	1,440	54,835
Int’l. Business Machines Corp.	267	38,736
Intuit, Inc.	73	10,376
Juniper Networks, Inc.	118	3,284
KLA-Tencor Corp.	46	4,876
Lam Research Corp.	49	9,067
Mastercard, Inc. Cl A	284	40,101
Microchip Technology, Inc.	72	6,464
Micron Technology, Inc.*	336	13,215
Microsoft Corp.	2,342	174,451
Motorola Solutions, Inc.	47	3,989
NetApp, Inc.	80	3,501
NVIDIA Corp.	180	32,179
Oracle Corp.	926	44,772
Paychex, Inc.	102	6,116
PayPal Hldgs., Inc.*	344	22,026
Qorvo, Inc.*	36	2,544
QUALCOMM, Inc.	451	23,380
Red Hat, Inc.*	55	6,097
Salesforce.com, inc.*	207	19,338
Seagate Technology PLC	81	2,687
Skyworks Solutions, Inc.	55	5,605
Symantec Corp.	179	5,873
Synopsys, Inc.*	49	3,946
TE Connectivity Ltd.	105	8,721
Texas Instruments, Inc.	302	27,071

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2017 (Unaudited)

Total System Services, Inc.	49	3,210
VeriSign, Inc.*	26	2,766
Western Digital Corp.	88	7,603
Western Union Co.	139	2,669
Xerox Corp.	61	2,031
Xilinx, Inc.	76	5,383

		1,468,182

MATERIALS (1.6%)
Air Products & Chemicals, Inc.	65	9,829
Albemarle Corp.	36	4,907
Avery Dennison Corp.	27	2,655
Ball Corp.	113	4,667
CF Industries Hldgs., Inc.	80	2,813
DowDuPont, Inc.	716	49,569
Eastman Chemical Co.	46	4,163
Ecolab, Inc.	80	10,289
FMC Corp.	44	3,930
Freeport-McMoRan Copper & Gold, Inc.*	420	5,897
International Paper Co.	128	7,273
Int’l. Flavors & Fragrances, Inc.	23	3,287
LyondellBasell Inds. NV Cl A	97	9,608
Martin Marietta Materials, Inc.	19	3,918
Monsanto Co.	133	15,936
Newmont Mining Corp.	157	5,889
Nucor Corp.	97	5,436
Packaging Corp. of America	28	3,211
PPG Industries, Inc.	80	8,693
Praxair, Inc.	87	12,157
Sealed Air Corp.	60	2,563
Sherwin-Williams Co.	24	8,593
The Mosaic Co.	96	2,073
Vulcan Materials Co.	40	4,784
WestRock Co.	80	4,538

		196,678

REAL ESTATE (1.6%)
Alexandria Real Estate Equities, Inc.	27	3,212
American Tower Corp.	131	17,905
Apartment Investment & Management Co. Cl A	44	1,930
AvalonBay Communities, Inc.	42	7,494
Boston Properties, Inc.	48	5,898
CBRE Group, Inc.*	90	3,409
Crown Castle Int’l. Corp.	124	12,398
Digital Realty Trust, Inc.	60	7,100
Duke Realty Corp.	111	3,199
Equinix, Inc.	23	10,265
Equity Residential	116	7,648
Essex Property Trust, Inc.	20	5,081
Extra Space Storage, Inc.	41	3,277
Federal Realty Investment Trust	21	2,608
GGP, Inc.	181	3,759
HCP, Inc.	133	3,701
Host Hotels & Resorts, Inc.	217	4,012
Iron Mountain, Inc.	82	3,190
Kimco Realty Corp.	128	2,502
Mid-America Apt. Communities, Inc.	36	3,848
ProLogis, Inc.	162	10,281
Public Storage	46	9,844
Realty Income Corp.	88	5,033
Regency Centers Corp.	41	2,544
SBA Communications Corp. Cl A*	35	5,042
Simon Property Group, Inc.	95	15,296

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2017 (Unaudited)

SL Green Realty Corp	33	3,344
The Macerich Co.	36	1,979
UDR, Inc.	84	3,195
Ventas, Inc.	105	6,839
Vornado Realty Trust	52	3,998
Welltower, Inc.	115	8,082
Weyerhaeuser Co.	237	8,072

		195,985

TELECOMMUNICATION SERVICES (1.1%)
AT&T, Inc.	1,884	73,796
CenturyLink, Inc.	172	3,251
Level 3 Communications, Inc.*	86	4,583
Verizon Communications, Inc.	1,248	61,764

		143,394

UTILITIES (1.7%)
AES Corp.	175	1,929
Alliant Energy Corp.	76	3,159
Ameren Corp.	77	4,454
American Electric Power Co., Inc.	153	10,747
American Water Works Co., Inc.	55	4,450
CenterPoint Energy, Inc.	130	3,797
CMS Energy Corp.	83	3,845
Consolidated Edison, Inc.	93	7,503
Dominion Resources, Inc.	198	15,232
DTE Energy Co.	54	5,797
Duke Energy Corp.	218	18,295
Edison International	97	7,485
Entergy Corp.	58	4,429
Eversource Energy	94	5,681
Exelon Corp.	292	11,000
FirstEnergy Corp.	146	4,501
NextEra Energy, Inc.	144	21,103
NiSource, Inc.	97	2,482
NRG Energy, Inc.	85	2,175
PG&E Corp.	158	10,758
Pinnacle West Capital Corp.	37	3,129
PPL Corp.	202	7,666
Public Svc. Enterprise Group, Inc.	157	7,261
SCANA Corp.	44	2,134
Sempra Energy	76	8,674
Southern Co.	311	15,283
WEC Energy Group, Inc.	99	6,215
Xcel Energy, Inc.	160	7,571

		206,755

TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $4,676,276) 54.7%		6,864,806

	Rating**	Rate(%)	Maturity	Face Amount	Value
INDEXED ASSETS:
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (1.6%)
U.S. Treasury Bill (1)	A-1+	1.05	10/12/17	200,000	199,930

TOTAL INDEXED ASSETS - SHORT-TERM DEBT SECURITIES (Cost: $199,930) 1.6%					199,930

TOTAL INDEXED ASSETS (Cost: $4,876,206) 56.3%					7,064,736

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2017 (Unaudited)

	Shares	Value
ACTIVE ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (4.4%)
AMC Entertainment Hldgs., Inc. Cl A	334	4,910
AMC Networks, Inc. Cl A*	97	5,672
American Axle & Mfg. Hldgs., Inc.*	190	3,340
AutoZone, Inc.*	41	24,400
Bassett Furniture Industries, Inc.	268	10,104
Belmond Ltd.*	822	11,220
Bloomin’ Brands, Inc.	587	10,331
BorgWarner, Inc.	381	19,519
Bright Horizons Family Solutions, Inc.*	196	16,897
Cooper Tire & Rubber Co.	227	8,490
Dave & Buster’s Entertainment, Inc.*	341	17,896
Expedia, Inc.	55	7,917
Five Below, Inc.*	688	37,758
Haverty Furniture Cos., Inc.	631	16,501
Houghton Mifflin Harcourt Co.*	1,499	18,063
ILG, Inc.	110	2,940
Liberty Interactive Corp. Ser. A QVC Group*	472	11,125
Lions Gate Entertainment Corp. Cl A*	704	23,549
Lions Gate Entertainment Corp. Cl B*	705	22,412
Lithia Motors, Inc. Cl A	300	36,093
Marriott International, Inc. Cl A	195	21,501
MSG Networks, Inc.*	530	11,236
NVR, Inc.*	5	14,275
Playa Hotels & Resorts NV*	1,261	13,153
Ralph Lauren Corp.	200	17,658
Red Rock Resorts, Inc. Cl A	612	14,174
Scripps Networks Interactive, Inc. Cl A	320	27,485
Select Comfort Corp.*	1,537	47,724
Steve Madden Ltd.*	243	10,522
Taylor Morrison Home Corp. Cl A*	109	2,403
Thor Industries, Inc.	245	30,848
Tractor Supply Co.	294	18,607
Unifi, Inc.*	315	11,223
Wiley (John) & Sons, Inc. Cl A	113	6,046

		555,992

CONSUMER STAPLES (1.1%)
Cal-Maine Foods, Inc.*	273	11,220
Church & Dwight Co., Inc.	439	21,270
Constellation Brands, Inc. Cl A	108	21,540
Crimson Wine Group Ltd.*	1,513	16,265
Edgewell Personal Care Co.*	64	4,657
Ingredion, Inc.	78	9,410
J.M. Smucker Co.	119	12,487
Orchids Paper Products Co.	786	11,067
Vector Group Ltd.	1,034	21,171
WD-40 Co.	120	13,428

		142,515

ENERGY (1.9%)
Abraxas Petroleum Corp.*	1,651	3,104
Andeavor	38	3,920
Atwood Oceanics, Inc.*	484	4,545
Baker Hughes, a GE Co.	148	5,420
Carrizo Oil and Gas, Inc.*	130	2,227
Centennial Resource Dev., Inc. Cl A*	680	12,220
Cheniere Energy, Inc.*	121	5,450
Concho Resources, Inc.*	55	7,245
Continental Resources, Inc.*	420	16,216
CrossAmerica Partners LP	258	7,031
Devon Energy Corp.	253	9,288

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2017 (Unaudited)

Gulfport Energy Corp.*	1,044	14,970
Hess Corp.	77	3,611
Matador Resources Co.*	103	2,796
Matrix Service Co.*	152	2,310
MPLX LP	137	4,796
Nabors Industries Ltd.	1,008	8,134
Newfield Exploration Co.*	313	9,287
Noble Energy, Inc.	215	6,097
PBF Energy, Inc.	1,255	34,651
PDC Energy, Inc.*	106	5,197
Range Resources Corp.	1,351	26,439
Ring Energy, Inc.*	204	2,956
RPC, Inc.	715	17,725
RSP Permian, Inc.*	109	3,770
Weatherford Int’l. PLC*	442	2,024
Williams Cos., Inc.	709	21,277

		242,706

FINANCIALS (7.1%)
American Equity Investment Life Hldg. Co.	440	12,795
American Financial Group, Inc.	109	11,276
Ameriprise Financial, Inc.	174	25,841
AMERISAFE, Inc.	110	6,402
Aspen Insurance Hldgs. Ltd.	247	9,979
Associated Banc-Corp.	406	9,846
BancFirst Corp.	314	17,820
Bank of Marin Bancorp	130	8,905
Bank of the Ozarks, Inc.	160	7,688
BankUnited, Inc.	191	6,794
Banner Corp.	263	16,117
Brookline Bancorp, Inc.	981	15,206
Brown & Brown, Inc.	140	6,747
Bryn Mawr Bank Corp.	281	12,308
Cadence Bancorporation*	80	1,834
CBOE Holdings, Inc.	142	15,283
Charter Financial Corp.	509	9,432
Customers Bancorp, Inc.*	395	12,885
Dime Community Bancshares	475	10,213
Discover Financial Svcs.	249	16,056
Eagle Bancorp, Inc.*	163	10,929
East West Bancorp, Inc.	218	13,032
Easterly Acquisition Corp.*	789	7,890
Ellington Financial LLC	872	13,769
Enterprise Financial Svcs. Corp.	314	13,298
Everest Re Group Ltd.	73	16,673
Fifth Third Bancorp	361	10,101
First Connecticut Bancorp, Inc.	228	6,099
First Interstate BancSytem, Inc.	351	13,426
First Merchants Corp.	250	10,733
First Republic Bank/CA	237	24,757
Flushing Financial Corp.	311	9,243
Glacier Bancorp, Inc.	330	12,461
Great Southern Bancorp, Inc.	116	6,455
Hanmi Financial Corp.	217	6,716
Hartford Financial Svcs. Group, Inc.	454	25,165
Heritage Financial Corp.	345	10,178
Home Bancshares, Inc.	145	3,658
Investors Bancorp, Inc.	705	9,616
Janus Henderson Group PLC	191	6,654
KeyCorp	834	15,696
Lincoln National Corp.	148	10,875
Marlin Business Svcs. Corp.	468	13,455

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2017 (Unaudited)

MB Financial, Inc.	173	7,788
Moelis & Co. Cl A	323	13,905
NMI Hldgs., Inc. Cl A*	1,201	14,892
Northfield Bancorp, Inc.	698	12,110
Pinnacle Financial Partners, Inc.	132	8,837
Principal Financial Grp., Inc.	165	10,616
Progressive Corp.	536	25,953
Prosperity Bancshares, Inc.	94	6,179
Raymond James Financial, Inc.	204	17,203
Reinsurance Grp. of America, Inc.	226	31,533
S&T Bancorp, Inc.	214	8,470
SEI Investments Co.	228	13,922
Selective Insurance Group, Inc.	316	17,017
Starwood Property Trust, Inc.	1,855	40,291
Stock Yards Bancorp, Inc.	561	21,318
SunTrust Banks, Inc.	314	18,768
SVB Financial Group*	235	43,966
Synchrony Financial	121	3,757
TriCo Bancshares	170	6,928
TriState Capital Hldgs., Inc.*	410	9,389
UMB Financial Corp.	104	7,747
United Financial Bancorp, Inc.	106	1,939
United Insurance Hldgs. Corp.	422	6,879
Voya Financial, Inc.	222	8,856
Waterstone Financial, Inc.	163	3,179
Webster Financial Corp.	411	21,598
Zions Bancorporation	44	2,076

		889,422

HEALTH CARE (4.7%)
Abiomed, Inc.*	94	15,848
Acadia Healthcare Co., Inc.*	1,280	61,134
ACADIA Pharmaceuticals, Inc.*	208	7,835
Acceleron Pharma, Inc.*	144	5,374
Agilent Technologies, Inc.	130	8,346
Agios Pharmaceuticals, Inc.*	73	4,873
Akebia Therapeutics, Inc.*	220	4,327
Align Technology, Inc.*	59	10,990
Amicus Therapeutics, Inc.*	185	2,790
Anika Therapeutics, Inc.*	134	7,772
Atrion Corp.	8	5,376
Bard (C.R.), Inc.	65	20,833
BioMarin Pharmaceutical, Inc.*	55	5,119
BioSpecifics Technologies Corp.*	131	6,094
bluebird bio, Inc.*	22	3,022
Boston Scientific Corp.*	705	20,565
Catalent, Inc.*	206	8,224
Centene Corp.*	176	17,031
Chemed Corp.	54	10,911
Clovis Oncology, Inc.*	94	7,746
Edwards Lifesciences Corp.*	87	9,510
Emergent Biosolutions, Inc.*	297	12,013
Envision Healthcare Corp.*	179	8,047
Exact Sciences Corp.*	254	11,968
Hill-Rom Hldgs., Inc.	75	5,550
Humana, Inc.	68	16,567
ICU Medical, Inc.*	11	2,044
Incyte Corp.*	45	5,253
Insulet Corp.*	144	7,932
Intersect ENT, Inc.*	216	6,728
Intuitive Surgical, Inc.*	10	10,459
Karyopharm Therapeutics, Inc.*	382	4,194

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2017 (Unaudited)

Kindred Healthcare, Inc.	323	2,196
Kite Pharma, Inc.*	94	16,902
Medicines Co.*	145	5,371
Mettler-Toledo Int’l., Inc.*	25	15,654
Neogen Corp.*	91	7,049
Neurocrine Biosciences, Inc.*	346	21,203
Nevro Corp.*	118	10,724
NuVasive, Inc.*	54	2,995
Omeros Corp.*	265	5,729
Omnicell, Inc.*	350	17,868
OSI Pharmaceuticals, Inc. - rights*	131	1
Pacific Biosciences of CA, Inc.*	984	5,166
Pacira Pharmaceuticals, Inc.*	335	12,580
Penumbra, Inc.*	79	7,134
Prestige Brands Hldgs., Inc.*	119	5,961
Prothena Corp. PLC*	107	6,930
Radius Health, Inc.*	85	3,277
Repligen Corp.*	162	6,208
Sage Therapeutics, Inc.*	83	5,171
Supernus Pharmaceuticals, Inc.*	869	34,760
TESARO, Inc.*	15	1,937
Ultragenyx Pharmaceutical, Inc.*	90	4,793
United Therapeutics Corp.*	28	3,281
WellCare Health Plans, Inc.*	61	10,476
West Pharmaceutical Svcs., Inc.	44	4,235
Wright Medical Group NV*	507	13,116
Zimmer Biomet Hldgs., Inc.	92	10,772
Zoetis, Inc.	279	17,789

		593,753

INDUSTRIALS (6.3%)
Alaska Air Group, Inc.	410	31,271
Altra Industrial Motion Corp.	194	9,331
AMERCO	22	8,248
Astronics Corp.*	240	7,140
AZZ, Inc.	173	8,425
BMC Stock Hldgs., Inc.*	918	19,599
Builders FirstSource, Inc.*	380	6,836
Carlisle Cos., Inc.	223	22,365
Copart, Inc.*	275	9,452
Covenant Transportation Group Cl A*	283	8,201
Daseke, Inc.*	390	5,090
Deluxe Corp.	281	20,502
Dover Corp.	167	15,262
Echo Global Logistics, Inc.*	240	4,524
EMCOR Group, Inc.	83	5,759
Encore Wire Corp.	285	12,761
EnPro Industries, Inc.	274	22,065
Flowserve Corp.	192	8,177
Fortune Brands Home & Security, Inc.	208	13,984
Generac Hldgs., Inc.*	177	8,130
GMS, Inc.*	180	6,372
Granite Construction, Inc.	607	35,176
H&E Equipment Services	205	5,986
Healthcare Svcs. Group, Inc.	294	15,867
Hyster-Yale Materials Handling, Inc. Cl A	137	10,472
ICF International, Inc.*	90	4,856
IHS Markit Ltd.*	108	4,761
InnerWorkings, Inc.*	597	6,716
John Bean Technologies Corp.	96	9,706
Kirby Corp.*	277	18,268
L-3 Communications Corp.	182	34,294

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2017 (Unaudited)

Landstar System, Inc.	220	21,924
Lincoln Electric Hldgs., Inc.	148	13,569
LSC Communications, Inc.	681	11,244
Miller Industries, Inc.	730	20,404
Mueller Industries, Inc.	1,072	37,466
Mueller Water Products, Inc. Cl A	994	12,723
NCI Building Systems, Inc.*	489	7,628
Old Dominion Freight Line, Inc.	289	31,821
Orbital ATK, Inc.	232	30,893
Oshkosh Corp.	87	7,181
Quanex Building Products Corp.	227	5,210
Rockwell Automation, Inc.	131	23,346
Rockwell Collins, Inc.	183	23,920
Roper Technologies, Inc.	36	8,762
Simpson Manufacturing Co., Inc.	98	4,806
Smith (A.O.) Corp.	146	8,677
Stanley Black & Decker, Inc.	88	13,285
Sun Hydraulics Corp.	283	15,282
Teledyne Technologies, Inc.*	96	15,281
Trex Co., Inc.*	166	14,952
Tutor Perini Corp.*	217	6,163
United Rentals, Inc.*	104	14,429
Universal Forest Products, Inc.	181	17,767
VSE Corp.	249	14,158
Wabtec Corp.	148	11,211
XPO Logistics, Inc.*	35	2,372

		794,070

INFORMATION TECHNOLOGY (6.9%)
Acacia Communications, Inc.*	134	6,311
Advanced Energy Industries, Inc.*	55	4,442
Aerohive Networks, Inc.*	725	2,965
Akamai Technologies, Inc.*	143	6,967
Ambarella, Inc.*	118	5,783
Amphenol Corp. Cl A	216	18,282
Analog Devices, Inc.	220	18,958
Anixter International, Inc.*	53	4,505
Applied Optoelectronics, Inc.*	34	2,199
ARRIS International PLC*	455	12,963
Avnet, Inc.	345	13,558
Belden, Inc.	85	6,845
CA, Inc.	108	3,605
Callidus Software, Inc.*	603	14,864
Cavium, Inc.*	89	5,869
Cirrus Logic, Inc.*	50	2,666
Coherent, Inc.*	40	9,407
CommVault Systems, Inc.*	307	18,666
Comtech Telecommunications Corp.	466	9,567
Conduent, Inc.*	54	846
Cornerstone OnDemand, Inc.*	131	5,320
Cypress Semiconductor Corp.	1,062	15,951
DXC Technology Co.	314	26,966
EPAM Systems, Inc.*	159	13,981
Euronet Worldwide, Inc.*	163	15,451
Everspin Technologies, Inc.*	462	7,895
F5 Networks, Inc.*	14	1,688
Fair Isaac Corp.	52	7,306
Fidelity Nat’l. Information Svcs., Inc.	250	23,348
Five9, Inc.*	283	6,764
Global Payments, Inc.	176	16,725
Globant S.A.*	144	5,770
Guidewire Software, Inc.*	128	9,966

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2017 (Unaudited)

Harris Corp.	107	14,089
II-VI, Inc.*	166	6,831
Integrated Device Technology, Inc.*	270	7,177
KLA-Tencor Corp.	146	15,476
Littelfuse, Inc.	42	8,227
LogMeIn, Inc.	370	40,719
Lumentum Hldgs., Inc.*	184	10,000
Match Group, Inc.*	187	4,337
MAXIMUS, Inc.	135	8,708
MaxLinear, Inc. Cl A*	648	15,391
Microchip Technology, Inc.	121	10,863
Microsemi Corp.*	0	1
MKS Instruments, Inc.	200	18,890
Monolithic Power Systems, Inc.	88	9,376
New Relic, Inc.*	262	13,048
Oclaro, Inc.*	434	3,745
Paycom Software, Inc.*	101	7,571
Perficient, Inc.*	625	12,294
Plexus Corp.*	129	7,234
Proofpoint, Inc.*	344	30,004
PTC, Inc.*	308	17,334
Q2 Hldgs., Inc.*	142	5,914
Rapid7, Inc.*	295	5,192
Red Hat, Inc.*	135	14,966
Richardson Electronics Ltd.	1,615	9,642
Rogers Corp.*	41	5,464
Science Applications Int’l. Corp.	154	10,295
Sequans Communications S.A. ADR*	4,336	13,616
Skyworks Solutions, Inc.	151	15,387
Splunk, Inc.*	179	11,891
Stamps.com, Inc.*	184	37,287
Super Micro Computer, Inc.*	100	2,210
Symantec Corp.	143	4,692
SYNNEX Corp.	95	12,018
Synopsys, Inc.*	104	8,375
Take-Two Interactive Software, Inc.*	171	17,481
Twilio, Inc. Cl A*	130	3,881
Vantiv, Inc. Cl A*	193	13,601
ViaSat, Inc.*	363	23,348
Western Digital Corp.	57	4,925
Workday, Inc.*	52	5,480
Xerox Corp.	68	2,264
Xilinx, Inc.	128	9,066
Xperi Corp.	455	11,512
Xura, Inc.*	342	8,550
Zendisk, Inc.*	470	13,682

		858,453

MATERIALS (2.5%)
Ashland Global Holdings, Inc.	101	6,604
Axalta Coating Systems Ltd.*	533	15,414
Berry Global Group, Inc.*	175	9,914
Boise Cascade Co.*	273	9,528
Crown Hldgs., Inc.*	492	29,382
Eastman Chemical Co.	140	12,669
Ferro Corp.*	1,298	28,945
Ferroglobe PLC	512	6,738
Freeport-McMoRan Copper & Gold, Inc.*	398	5,588
Huntsman Corp.	262	7,184
International Paper Co.	171	9,716
Kaiser Aluminum Corp.	145	14,955
Kraton Corporation Inc.*	324	13,103

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2017 (Unaudited)

Minerals Technologies, Inc.	25	1,766
Nucor Corp.	77	4,315
Orion Engineered Carbons S.A.	411	9,227
Packaging Corp. of America	287	32,913
PolyOne Corp.	99	3,963
RPM International, Inc.	74	3,799
Steel Dynamics, Inc.	701	24,164
The Mosaic Co.	99	2,137
TimkenSteel Corp.*	430	7,095
U.S. Concrete, Inc.*	212	16,176
United States Steel Corp.	198	5,081
Valvoline, Inc.	277	6,496
Vulcan Materials Co.	121	14,472
Westlake Chemical Corp.	127	10,552

		311,896

REAL ESTATE (3.8%)
Alexander’s, Inc.	22	9,330
Apartment Investment & Management Co. Cl A	133	5,833
Apple Hospitality REIT, Inc.	175	3,309
AvalonBay Communities, Inc.	33	5,888
Boston Properties, Inc.	50	6,144
Brandywine Realty Trust	375	6,559
Camden Property Trust	144	13,169
Chatham Lodging Trust	345	7,355
Chesapeake Lodging Trust	396	10,680
Colony NorthStar, Inc. Cl A	973	12,221
Cousins Properties, Inc.	593	5,539
CubeSmart	238	6,178
DDR Corp.	479	4,388
Duke Realty Corp.	1,231	35,478
Easterly Government Pptys.	930	19,223
Equity Lifestyle Properties, Inc.	44	3,744
Essex Property Trust, Inc.	46	11,685
Extra Space Storage, Inc.	97	7,752
Forest City Realty Trust, Inc. Cl A	814	20,765
GGP, Inc.	244	5,068
Highwoods Properties, Inc.	258	13,439
Host Hotels & Resorts, Inc.	715	13,221
Kilroy Realty Corp.	388	27,594
Life Storage, Inc.	53	4,336
Medical Properties Trust, Inc.	581	7,629
New York REIT, Inc.	454	3,564
Pebblebrook Hotel Trust	250	9,035
Pennsylvania REIT	438	4,595
ProLogis, Inc.	202	12,819
QTS Realty Trust, Inc.	248	12,985
Regency Centers Corp.	238	14,766
Retail Opportunity Investments Corp.	285	5,418
RLJ Lodging Trust	445	9,790
SBA Communications Corp. Cl A*	127	18,294
Summit Hotel Pptys., Inc.	200	3,198
Sun Communities, Inc.	150	12,852
Terreno Realty Corp.	782	28,292
The GEO Group, Inc.	660	17,754
Urstadt Biddle Pptys., Inc. Cl A	188	4,080
Vornado Realty Trust	104	7,996
Welltower, Inc.	456	32,047
Weyerhaeuser Co.	128	4,356

		468,368

TELECOMMUNICATION SERVICES (0.4%)
CenturyLink, Inc.	162	3,062

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2017 (Unaudited)

Level 3 Communications, Inc.*	77	4,103
ORBCOMM, Inc.*	1,976	20,688
Shenandoah Telecommunications Co.	493	18,340
Zayo Group Hldgs., Inc.*	207	7,125

		53,318

UTILITIES (2.1%)
AES Corp.	363	4,000
Ameren Corp.	153	8,850
Avista Corp.	237	12,269
Chesapeake Utilities Corp.	177	13,850
Consolidated Edison, Inc.	118	9,520
Edison International	256	19,755
Entergy Corp.	93	7,101
Eversource Energy	353	21,336
FirstEnergy Corp.	203	6,258
Great Plains Energy, Inc.	295	8,939
Idacorp, Inc.	118	10,376
NiSource, Inc.	595	15,226
Northwest Natural Gas Co.	319	20,543
NorthWestern Corp.	132	7,516
PNM Resources, Inc.	244	9,833
Portland General Electric Co.	192	8,763
PPL Corp.	240	9,108
Public Svc. Enterprise Group, Inc.	218	10,083
Sempra Energy	267	30,473
UGI Corp.	554	25,960
Westar Energy, Inc.	104	5,158

		264,917

TOTAL ACTIVE ASSETS - COMMON STOCKS (Cost: $4,264,124) 41.2%		5,175,410

	Rating**	Rate(%)	Maturity	Face Amount	Value
ACTIVE ASSETS:
LONG-TERM DEBT SECURITIES:
INDUSTRIALS (0.0%) (2)
Mueller Industries, Inc.	NR	6.00	03/01/27	4,000	4,120

TOTAL ACTIVE ASSETS - LONG-TERM DEBT SECURITIES (Cost: $4,000) 0.0% (2)					4,120

	Shares	Value
ACTIVE ASSETS:
WARRANTS:
FINANCIALS (0.0%) (2)
Easterly Acquisition Corp. - expiring 07/29/2020*	394	335

TOTAL ACTIVE ASSETS - WARRANTS (Cost: $238) 0.0% (2)		335

TOTAL ACTIVE ASSETS (Cost: $4,268,362) 41.2%		5,179,865

TOTAL INVESTMENTS (Cost: $9,144,568) 97.5%		12,244,601

OTHER NET ASSETS 2.5%		311,662

NET ASSETS 100.0%		$12,556,263

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2017 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (11.5%)
Advance Auto Parts, Inc.	119	11,805
Amazon.com, Inc.*	724	696,017
AutoZone, Inc.*	54	32,136
Best Buy Co., Inc.	467	26,600
BorgWarner, Inc.	323	16,547
CarMax, Inc.*	340	25,775
Carnival Corp.	775	50,042
CBS Corp. Cl B	670	38,860
Charter Communications, Inc. Cl A*	368	133,739
Chipotle Mexican Grill, Inc.*	51	15,699
Coach, Inc.	473	19,052
Comcast Corp. Cl A	8,601	330,966
D.R. Horton, Inc.	632	25,236
Darden Restaurants, Inc.	232	18,277
Delphi Automotive PLC	472	46,445
Discovery Communications, Inc. Cl A*	361	7,686
Discovery Communications, Inc. Cl C*	384	7,780
DISH Network Corp.*	443	24,024
Disney (Walt) Co.	2,821	278,066
Dollar General Corp.	455	36,878
Dollar Tree, Inc.*	418	36,291
Expedia, Inc.	218	31,379
Foot Locker, Inc.	213	7,502
Ford Motor Co.	7,097	84,951
Gap, Inc.	418	12,344
Garmin Ltd.	224	12,089
General Motors Co.	2,413	97,437
Genuine Parts Co.	271	25,921
Goodyear Tire & Rubber Co.	485	16,126
H&R Block, Inc.	448	11,863
Hanesbrands, Inc.	619	15,252
Harley-Davidson, Inc.	325	15,668
Hasbro, Inc.	204	19,925
Hilton Worldwide Hldgs., Inc.	353	24,516
Home Depot, Inc.	2,152	351,981
Interpublic Group of Cos., Inc.	779	16,195
Kohl’s Corp.	350	15,978
L Brands, Inc.	484	20,139
Leggett & Platt, Inc.	255	12,171
Lennar Corp. Cl A	383	20,222
LKQ Corp.*	552	19,866
Lowe’s Cos., Inc.	1,541	123,188
Macy’s, Inc.	524	11,434
Marriott International, Inc. Cl A	559	61,679
Mattel, Inc.	730	11,300
McDonald’s Corp.	1,487	232,983
MGM Mirage	980	31,938
Michael Kors Hldgs. Ltd.*	269	12,872
Mohawk Industries, Inc.*	108	26,731
Netflix, Inc.*	785	142,360
Newell Brands, Inc.	904	38,574
News Corp. Cl A	602	7,983
News Corp. Cl B	293	3,999
NIKE, Inc. Cl B	2,394	124,129
Nordstrom, Inc.	250	11,788
Omnicom Group, Inc.	431	31,924
O’Reilly Automotive, Inc.*	166	35,751

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2017 (Unaudited)

Priceline Group Inc.*	89	162,943
PulteGroup, Inc.	450	12,299
PVH Corp.	152	19,161
Ralph Lauren Corp.	87	7,681
Ross Stores, Inc.	710	45,845
Royal Caribbean Cruises Ltd.	325	38,526
Scripps Networks Interactive, Inc. Cl A	182	15,632
Signet Jewelers Ltd.	114	7,587
Starbucks Corp.	2,650	142,332
Target Corp.	980	57,830
Tiffany & Co.	175	16,062
Time Warner, Inc.	1,429	146,401
TJX Cos., Inc.	1,168	86,117
Tractor Supply Co.	248	15,696
TripAdvisor, Inc.*	178	7,214
Twenty-First Century Fox, Inc. Cl A	1,901	50,148
Twenty-First Century Fox, Inc. Cl B	744	19,188
Ulta Beauty, Inc.*	105	23,736
Under Armour, Inc. Cl A*	434	7,152
Under Armour, Inc. Cl C*	237	3,560
V.F. Corp.	622	39,541
Viacom, Inc. Cl B	706	19,655
Whirlpool Corp.	136	25,084
Wyndham Worldwide Corp.	193	20,344
Wynn Resorts Ltd.	136	20,253
Yum! Brands, Inc.	616	45,344

		4,673,410

CONSUMER STAPLES (8.0%)
Altria Group, Inc.	3,502	222,097
Archer-Daniels-Midland Co.	993	42,212
Brown-Forman Corp. Cl B	361	19,602
Campbell Soup Co.	324	15,170
Church & Dwight Co., Inc.	468	22,675
Clorox Co.	231	30,471
Coca-Cola Co.	7,020	315,970
Colgate-Palmolive Co.	1,627	118,527
Conagra Brands, Inc.	785	26,486
Constellation Brands, Inc. Cl A	308	61,431
Costco Wholesale Corp.	795	130,611
Coty, Inc. Cl A	914	15,108
CVS Health Corp.	1,852	150,605
Dr. Pepper Snapple Group, Inc.	340	30,080
Estee Lauder Cos., Inc. Cl A	393	42,381
General Mills, Inc.	1,057	54,710
Hershey Co.	249	27,183
Hormel Foods Corp.	503	16,166
J.M. Smucker Co.	215	22,560
Kellogg Co.	460	28,690
Kimberly-Clark Corp.	647	76,139
Kraft Heinz Co.	1,107	85,848
Kroger Co.	1,635	32,798
McCormick & Co., Inc.	198	20,323
Molson Coors Brewing Co. Cl B	359	29,309
Mondelez International, Inc. Cl A	2,777	112,913
Monster Beverage Corp.*	763	42,156
PepsiCo, Inc.	2,622	292,169
Philip Morris Int’l., Inc.	2,829	314,047
Proctor & Gamble Co.	4,633	421,510
Sysco Corp.	884	47,692
Tyson Foods, Inc. Cl A	527	37,127
Walgreens Boots Alliance, Inc.	1,665	128,571
Wal-Mart Stores, Inc.	2,683	209,650

		3,242,987

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2017 (Unaudited)

ENERGY (5.9%)
Anadarko Petroleum Corp.	988	48,264
Andeavor	270	27,851
Apache Corp.	739	33,846
Baker Hughes, a GE Co.	746	27,319
Cabot Oil & Gas Corp.	881	23,567
Chesapeake Energy Corp.*	1,937	8,329
Chevron Corp.	3,487	409,723
Cimarex Energy Co.	183	20,802
Concho Resources, Inc.*	256	33,720
ConocoPhillips	2,196	109,910
Devon Energy Corp.	931	34,177
EOG Resources, Inc.	1,052	101,770
EQT Corp.	302	19,702
Exxon Mobil Corp.	7,747	635,099
Halliburton Co.	1,580	72,727
Helmerich & Payne, Inc.	235	12,246
Hess Corp.	465	21,804
Kinder Morgan, Inc.	3,439	65,960
Marathon Oil Corp.	1,638	22,211
Marathon Petroleum Corp.	964	54,061
National Oilwell Varco, Inc.	687	24,547
Newfield Exploration Co.*	431	12,788
Noble Energy, Inc.	901	25,552
Occidental Petroleum Corp.	1,401	89,958
ONEOK, Inc.	687	38,067
Phillips 66	807	73,929
Pioneer Natural Resources Co.	313	46,180
Range Resources Corp.	420	8,219
Schlumberger Ltd.	2,565	178,934
TechnipFMC PLC*	873	24,374
Valero Energy Corp.	831	63,929
Williams Cos., Inc.	1,546	46,395

		2,415,960

FINANCIALS (17.0%)
Affiliated Managers Group, Inc.	108	20,502
Aflac, Inc.	716	58,275
Allstate Corp.	647	59,466
American Express Co.	1,352	122,302
American Int’l. Group, Inc.	1,640	100,680
Ameriprise Financial, Inc.	279	41,434
Aon PLC	468	68,375
Assurant, Inc.	84	8,024
Bank of America Corp.	17,971	455,375
Bank of New York Mellon Corp.	1,902	100,844
BB&T Corp.	1,508	70,786
Berkshire Hathaway, Inc. Cl B*	3,527	646,570
BlackRock, Inc.	228	101,937
Brighthouse Financial, Inc.*	141	8,573
Capital One Financial Corp.	881	74,585
CBOE Holdings, Inc.	222	23,894
Charles Schwab Corp.	2,152	94,128
Chubb Ltd.	848	120,882
Cincinnati Financial Corp.	261	19,985
Citigroup, Inc.	4,974	361,809
Citizens Financial Group, Inc.	904	34,234
CME Group, Inc.	622	84,393
Comerica, Inc.	343	26,157
Discover Financial Svcs.	661	42,621
E*Trade Financial Corp.*	474	20,671
Everest Re Group Ltd.	69	15,759

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2017 (Unaudited)

Fifth Third Bancorp	1,338	37,437
Franklin Resources, Inc.	643	28,620
Gallagher (Arthur J.) & Co.	325	20,004
Goldman Sachs Group, Inc.	661	156,783
Hartford Financial Svcs. Group, Inc.	659	36,528
Huntington Bancshares, Inc.	1,847	25,784
Intercontinental Exchange, Inc.	1,073	73,715
Invesco Ltd.	713	24,984
iShares Core S&P 500 ETF	3,163	800,018
JPMorgan Chase & Co.	6,419	613,079
KeyCorp	1,976	37,188
Leucadia National Corp.	516	13,029
Lincoln National Corp.	396	29,098
Loews Corp.	498	23,834
M&T Bank Corp.	288	46,380
Marsh & McLennan Cos., Inc.	916	76,770
MetLife, Inc.	1,946	101,095
Moody’s Corp.	315	43,851
Morgan Stanley	2,614	125,916
Nasdaq, Inc.	208	16,135
Navient Corp.	575	8,637
Northern Trust Corp.	399	36,680
People’s United Financial, Inc.	695	12,607
PNC Financial Svcs. Grp., Inc.	862	116,172
Principal Financial Grp., Inc.	505	32,492
Progressive Corp.	1,101	53,310
Prudential Financial, Inc.	769	81,760
Raymond James Financial, Inc.	245	20,661
Regions Financial Corp.	2,277	34,679
S&P Global, Inc.	457	71,434
State Street Corp.	703	67,165
SunTrust Banks, Inc.	861	51,462
Synchrony Financial	1,348	41,855
T. Rowe Price Group, Inc.	461	41,790
Torchmark Corp.	203	16,258
Travelers Cos., Inc.	520	63,710
U.S. Bancorp	2,884	154,554
Unum Group	409	20,912
Visa, Inc. Cl A	3,344	351,923
Wells Fargo & Co.	8,175	450,851
Willis Towers Watson PLC	256	39,420
XL Group Ltd.	499	19,686
Zions Bancorporation	366	17,268

		6,917,795

HEALTH CARE (14.0%)
Abbott Laboratories	3,175	169,418
AbbVie, Inc.	2,936	260,893
Aetna, Inc.	600	95,406
Agilent Technologies, Inc.	591	37,942
Alexion Pharmaceuticals, Inc.*	402	56,397
Align Technology, Inc.*	127	23,656
Allergan PLC	613	125,634
AmerisourceBergen Corp.	291	24,080
Amgen, Inc.	1,322	246,487
Anthem, Inc.	482	91,522
Bard (C.R.), Inc.	134	42,947
Baxter International, Inc.	912	57,228
Becton, Dickinson & Co.	415	81,319
BIOGEN, Inc.*	385	120,551
Boston Scientific Corp.*	2,557	74,588
Bristol-Myers Squibb Co.	3,020	192,495
Cardinal Health, Inc.	575	38,479

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2017 (Unaudited)

Celgene Corp.*	1,426	207,939
Centene Corp.*	321	31,063
Cerner Corp.*	597	42,578
CIGNA Corp.	461	86,179
Cooper Companies, Inc.	94	22,288
Danaher Corp.	1,109	95,130
DaVita Inc Inc.*	264	15,679
DENTSPLY SIRONA, Inc.	396	23,685
Edwards Lifesciences Corp.*	380	41,538
Envision Healthcare Corp.*	241	10,833
Express Scripts Hldg. Co.*	1,066	67,499
Gilead Sciences, Inc.	2,393	193,881
HCA Hldgs., Inc.*	535	42,581
Hologic, Inc.*	515	18,895
Humana, Inc.	264	64,318
IDEXX Laboratories, Inc.*	148	23,013
Illumina, Inc.*	259	51,593
Incyte Corp.*	295	34,438
Intuitive Surgical, Inc.*	67	70,074
Johnson & Johnson	4,898	636,789
Laboratory Corp. of America Hldgs.*	178	26,873
Lilly (Eli) & Co.	1,779	152,176
McKesson Corp.	387	59,447
Medtronic PLC	2,480	192,898
Merck & Co., Inc.	5,010	320,790
Mettler-Toledo Int’l., Inc.*	49	30,682
Mylan NV*	972	30,492
Patterson Cos., Inc.	102	3,942
PerkinElmer, Inc.	226	15,587
Perrigo Co. PLC	224	18,962
Pfizer, Inc.	10,871	388,095
Quest Diagnostics, Inc.	258	24,159
Quintiles IMS Hldgs., Inc.*	289	27,475
Regeneron Pharmaceuticals, Inc.*	143	63,938
ResMed, Inc.	245	18,855
Schein (Henry), Inc.*	277	22,711
Stryker Corp.	594	84,360
Thermo Fisher Scientific, Inc.	731	138,305
UnitedHealth Group, Inc.	1,753	343,325
Universal Health Svcs., Inc. Cl B	175	19,415
Varian Medical Systems, Inc.*	182	18,211
Vertex Pharmaceuticals, Inc.*	452	68,722
Waters Corp.*	144	25,851
Zimmer Biomet Hldgs., Inc.	371	43,440
Zoetis, Inc.	896	57,129

		5,714,875

INDUSTRIALS (9.9%)
3M Co.	1,084	227,532
Acuity Brands, Inc.	69	11,818
Alaska Air Group, Inc.	205	15,635
Allegion PLC	189	16,343
American Airlines Group, Inc.	764	36,282
AMETEK, Inc.	419	27,671
Arconic, Inc.	771	19,182
Boeing Co.	1,007	255,989
Caterpillar, Inc.	1,069	133,315
Cintas Corp.	146	21,065
CSX Corp.	1,645	89,258
Cummins, Inc.	284	47,721
Deere & Co.	592	74,349
Delta Air Lines, Inc.	1,216	58,636
Dover Corp.	303	27,691

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2017 (Unaudited)

Eaton Corp. PLC	816	62,661
Emerson Electric Co.	1,192	74,905
Equifax, Inc.	208	22,046
Expeditors Int’l. of Wash.	342	20,472
Fastenal Co.	535	24,385
FedEx Corp.	455	102,639
Flowserve Corp.	285	12,138
Fluor Corp.	291	12,251
Fortive Corp.	563	39,855
Fortune Brands Home & Security, Inc.	303	20,371
General Dynamics Corp.	512	105,257
General Electric Co.	15,903	384,535
Grainger (W.W.), Inc.	93	16,717
Honeywell International, Inc.	1,383	196,026
Hunt (J.B.) Transport Svcs., Inc.	156	17,328
IHS Markit Ltd.*	660	29,093
Illinois Tool Works, Inc.	568	84,041
Ingersoll-Rand PLC	482	42,980
Jacobs Engineering Group, Inc.	211	12,295
Johnson Controls Int’l. PLC	1,663	67,002
Kansas City Southern	184	19,997
L-3 Communications Corp.	147	27,699
Lockheed Martin Corp.	452	140,251
Masco Corp.	629	24,537
Nielsen Hldgs. PLC	594	24,621
Norfolk Southern Corp.	523	69,162
Northrop Grumman Corp.	323	92,934
PACCAR, Inc.	620	44,851
Parker Hannifin Corp.	232	40,605
Pentair PLC	304	20,660
Quanta Services, Inc.*	324	12,108
Raytheon Co.	537	100,193
Republic Services, Inc.	413	27,283
Robert Half Int’l., Inc.	254	12,786
Robinson (C.H.) Worldwide, Inc.	275	20,928
Rockwell Automation, Inc.	227	40,454
Rockwell Collins, Inc.	297	38,821
Roper Technologies, Inc.	183	44,542
Smith (A.O.) Corp.	270	16,046
Snap-on, Inc.	107	15,944
Southwest Airlines Co.	1,002	56,092
Stanley Black & Decker, Inc.	292	44,083
Stericycle, Inc.*	164	11,746
Textron, Inc.	458	24,677
TransDigm Group, Inc.	92	23,520
Union Pacific Corp.	1,467	170,128
United Continental Hldgs., Inc*	459	27,944
United Parcel Service, Inc. Cl B	1,265	151,914
United Rentals, Inc.*	153	21,227
United Technologies Corp.	1,349	156,592
Verisk Analytics, Inc. Cl A*	289	24,042
Waste Management, Inc.	756	59,172
Xylem, Inc.	310	19,415

		4,034,458

INFORMATION TECHNOLOGY (21.5%)
Accenture PLC Cl A	1,132	152,899
Activision Blizzard, Inc.	1,381	89,088
Adobe Systems, Inc.*	909	135,605
Advanced Micro Devices, Inc.*	1,549	19,750
Akamai Technologies, Inc.*	332	16,175
Alliance Data Systems Corp.	91	20,161
Alphabet, Inc. Cl A*	541	526,783

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2017 (Unaudited)

Alphabet, Inc. Cl C*	549	526,197
Amphenol Corp. Cl A	571	48,329
Analog Devices, Inc.	656	56,528
ANSYS, Inc.*	157	19,269
Apple, Inc.	9,431	1,453,501
Applied Materials, Inc.	1,973	102,774
Autodesk, Inc.*	408	45,802
Automatic Data Processing, Inc.	805	88,003
Broadcom Ltd.	744	180,450
CA, Inc.	591	19,728
Cadence Design Systems, Inc.*	515	20,327
Cisco Systems, Inc.	9,051	304,385
Citrix Systems, Inc.*	259	19,896
Cognizant Technology Solutions	1,092	79,214
Corning, Inc.	1,602	47,932
CSRA, Inc.	246	7,938
DXC Technology Co.	504	43,283
eBay, Inc.*	1,818	69,920
Electronic Arts, Inc.*	562	66,350
F5 Networks, Inc.*	101	12,177
Facebook, Inc. Cl A*	4,331	740,038
Fidelity Nat’l. Information Svcs., Inc.	595	55,567
Fiserv, Inc.*	380	49,005
FLIR Systems, Inc.	298	11,595
Gartner, Inc.*	162	20,154
Global Payments, Inc.	281	26,703
Harris Corp.	219	28,838
Hewlett Packard Enterprise Co.	2,918	42,924
HP, Inc.	3,006	60,000
Intel Corp.	8,597	327,374
Int’l. Business Machines Corp.	1,593	231,112
Intuit, Inc.	441	62,684
Juniper Networks, Inc.	707	19,676
KLA-Tencor Corp.	279	29,574
Lam Research Corp.	292	54,032
Mastercard, Inc. Cl A	1,697	239,616
Microchip Technology, Inc.	434	38,965
Micron Technology, Inc.*	2,009	79,014
Microsoft Corp.	13,974	1,040,919
Motorola Solutions, Inc.	277	23,509
NetApp, Inc.	479	20,961
NVIDIA Corp.	1,079	192,893
Oracle Corp.	5,527	267,230
Paychex, Inc.	609	36,516
PayPal Hldgs., Inc.*	2,057	131,710
Qorvo, Inc.*	210	14,843
QUALCOMM, Inc.	2,692	139,553
Red Hat, Inc.*	328	36,362
Salesforce.com, inc.*	1,238	115,654
Seagate Technology PLC	478	15,855
Skyworks Solutions, Inc.	323	32,914
Symantec Corp.	1,065	34,943
Synopsys, Inc.*	293	23,595
TE Connectivity Ltd.	625	51,913
Texas Instruments, Inc.	1,807	161,979
Total System Services, Inc.	291	19,061
VeriSign, Inc.*	151	16,065
Western Digital Corp.	529	45,706
Western Union Co.	827	15,878
Xerox Corp.	359	11,951
Xilinx, Inc.	456	32,298

		8,771,643

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2017 (Unaudited)

MATERIALS (2.9%)
Air Products & Chemicals, Inc.	391	59,127
Albemarle Corp.	216	29,443
Avery Dennison Corp.	161	15,833
Ball Corp.	676	27,919
CF Industries Hldgs., Inc.	481	16,912
DowDuPont, Inc.	4,275	295,958
Eastman Chemical Co.	276	24,975
Ecolab, Inc.	478	61,476
FMC Corp.	263	23,489
Freeport-McMoRan Copper & Gold, Inc.*	2,507	35,198
International Paper Co.	767	43,581
Int’l. Flavors & Fragrances, Inc.	136	19,436
LyondellBasell Inds. NV Cl A	575	56,954
Martin Marietta Materials, Inc.	118	24,335
Monsanto Co.	796	95,377
Newmont Mining Corp.	933	34,997
Nucor Corp.	581	32,559
Packaging Corp. of America	170	19,496
PPG Industries, Inc.	478	51,939
Praxair, Inc.	524	73,224
Sealed Air Corp.	359	15,336
Sherwin-Williams Co.	147	52,632
The Mosaic Co.	570	12,306
Vulcan Materials Co.	241	28,824
WestRock Co.	479	27,198

		1,178,524

REAL ESTATE (2.9%)
Alexandria Real Estate Equities, Inc.	163	19,392
American Tower Corp.	787	107,567
Apartment Investment & Management Co. Cl A	258	11,316
AvalonBay Communities, Inc.	256	45,676
Boston Properties, Inc.	290	35,635
CBRE Group, Inc.*	539	20,417
Crown Castle Int’l. Corp.	741	74,085
Digital Realty Trust, Inc.	363	42,954
Duke Realty Corp.	664	19,136
Equinix, Inc.	138	61,768
Equity Residential	696	45,887
Essex Property Trust, Inc.	119	30,230
Extra Space Storage, Inc.	248	19,820
Federal Realty Investment Trust	120	14,905
GGP, Inc.	1,083	22,494
HCP, Inc.	793	22,069
Host Hotels & Resorts, Inc.	1,293	23,908
Iron Mountain, Inc.	494	19,217
Kimco Realty Corp.	767	14,995
Mid-America Apt. Communities, Inc.	219	23,407
ProLogis, Inc.	966	61,302
Public Storage	275	58,847
Realty Income Corp.	528	30,196
Regency Centers Corp.	241	14,952
SBA Communications Corp. Cl A*	208	29,962
Simon Property Group, Inc.	572	92,098
SL Green Realty Corp	201	20,365
The Macerich Co.	214	11,764
UDR, Inc.	503	19,129
Ventas, Inc.	624	40,641
Vornado Realty Trust	312	23,987
Welltower, Inc.	687	48,282
Weyerhaeuser Co.	1,420	48,323

		1,174,726

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2017 (Unaudited)

TELECOMMUNICATION SERVICES (2.1%)
AT&T, Inc.	11,242	440,349
CenturyLink, Inc.	1,029	19,448
Level 3 Communications, Inc.*	513	27,338
Verizon Communications, Inc.	7,446	368,503

		855,638

UTILITIES (3.0%)
AES Corp.	1,043	11,494
Alliant Energy Corp.	457	18,997
Ameren Corp.	459	26,549
American Electric Power Co., Inc.	915	64,270
American Water Works Co., Inc.	333	26,943
CenterPoint Energy, Inc.	777	22,696
CMS Energy Corp.	493	22,836
Consolidated Edison, Inc.	555	44,777
Dominion Resources, Inc.	1,182	90,931
DTE Energy Co.	318	34,140
Duke Energy Corp.	1,301	109,180
Edison International	579	44,681
Entergy Corp.	347	26,497
Eversource Energy	562	33,967
Exelon Corp.	1,743	65,659
FirstEnergy Corp.	871	26,853
NextEra Energy, Inc.	862	126,326
NiSource, Inc.	582	14,893
NRG Energy, Inc.	503	12,872
PG&E Corp.	947	64,481
Pinnacle West Capital Corp.	221	18,688
PPL Corp.	1,202	45,616
Public Svc. Enterprise Group, Inc.	938	43,383
SCANA Corp.	262	12,704
Sempra Energy	459	52,386
Southern Co.	1,856	91,204
WEC Energy Group, Inc.	594	37,291
Xcel Energy, Inc.	959	45,380

		1,235,694

TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $28,617,467) 98.7%		40,215,710

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.5%)
U.S. Treasury Bill (1)	A-1+	1.05	10/12/17	200,000	199,930

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $199,930) 0.5%					199,930

TOTAL INVESTMENTS (Cost: $28,817,397) 99.2%					40,415,640

OTHER NET ASSETS 0.8%					306,924

NET ASSETS 100.0%					$40,722,564

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2017 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (10.9%)
Aaron’s, Inc.	801	34,948
Adtalem Global Education, Inc.	787	28,214
AMC Networks, Inc. Cl A*	685	40,052
American Eagle Outfitters, Inc.	2,260	32,318
AutoNation, Inc.*	877	41,622
Bed Bath & Beyond, Inc.	1,867	43,818
Big Lots, Inc.	558	29,892
Brinker International, Inc.	653	20,805
Brunswick Corp.	1,155	64,645
Buffalo Wild Wings, Inc.*	203	21,457
Cable One, Inc.	61	44,049
CalAtlantic Group, Inc.	979	35,861
Carter’s, Inc.	626	61,818
Cheesecake Factory, Inc.	586	24,682
Churchill Downs, Inc.	169	34,848
Cinemark Hldgs., Inc.	1,385	50,151
Cooper Tire & Rubber Co.	685	25,619
Cracker Barrel Old Country Store, Inc.	311	47,154
Dana Hldg. Corp.	1,876	52,453
Deckers Outdoor Corp.*	405	27,706
Dick’s Sporting Goods, Inc.	1,154	31,170
Dillard’s, Inc. Cl A	288	16,148
Domino’s Pizza, Inc.	625	124,094
Dunkin’ Brands Group, Inc.	1,201	63,749
GameStop Corp. Cl A	1,361	28,118
Gentex Corp.	3,697	73,201
Graham Hldgs. Co. Cl B	60	35,106
Helen of Troy Ltd.*	358	34,690
HSN, Inc.	445	17,377
ILG, Inc.	1,405	37,556
International Speedway Corp. Cl A	302	10,872
Jack in the Box, Inc.	380	38,730
KB Home	1,114	26,870
Live Nation Entertainment, Inc.*	1,782	77,606
Meredith Corp.	513	28,472
Michaels Stores, Inc.*	1,490	31,990
Murphy USA, Inc.*	449	30,981
New York Times Co. Cl A	1,669	32,712
NVR, Inc.*	46	131,330
Office Depot, Inc.	6,627	30,087
Papa John’s Int’l., Inc.	355	25,940
Polaris Industries, Inc.	777	81,298
Pool Corp.	541	58,520
Sally Beauty Hldgs., Inc.*	1,699	33,266
Service Corp. International	2,435	84,008
Six Flags Entertainment Corp.	1,052	64,109
Skechers U.S.A., Inc. Cl A*	1,766	44,309
Sotheby’s*	487	22,456
TEGNA, Inc.	2,814	37,511
Tempur Sealy Int’l., Inc.*	605	39,035
Texas Roadhouse, Inc.	879	43,194
The Wendy’s Co.	2,458	38,173
Thor Industries, Inc.	640	80,582
Toll Brothers, Inc.	1,972	81,779
TRI Pointe Group, Inc.*	2,008	27,730
Tupperware Brands Corp.	682	42,161

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2017 (Unaudited)

Urban Outfitters, Inc.*	1,034	24,713
Wiley (John) & Sons, Inc. Cl A	590	31,565
Williams-Sonoma, Inc.	1,044	52,054

		2,575,374

CONSUMER STAPLES (3.6%)
Avon Products, Inc.*	5,971	13,912
Boston Beer Co., Inc. Cl A*	113	17,651
Casey’s General Stores, Inc.	505	55,272
Dean Foods Co.	1,170	12,730
Edgewell Personal Care Co.*	751	54,650
Energizer Hldgs., Inc.	828	38,129
Flowers Foods, Inc.	2,462	46,310
Hain Celestial Group, Inc.*	1,363	56,087
Ingredion, Inc.	945	114,005
Lamb Weston Hldgs., Inc.	1,897	88,950
Lancaster Colony Corp.	255	30,631
Nu Skin Enterprises, Inc. Cl A	662	40,700
Post Hldgs., Inc.*	861	76,000
Sanderson Farms, Inc.	262	42,318
Snyder’s-Lance, Inc.	1,120	42,717
Sprouts Farmers Market, Inc.*	1,683	31,590
Tootsie Roll Industries, Inc.	228	8,664
TreeHouse Foods, Inc.*	764	51,746
United Natural Foods, Inc.*	636	26,451

		848,513

ENERGY (3.8%)
Callon Petroleum Co.*	2,784	31,292
CONSOL Energy, Inc.*	2,733	46,297
Core Laboratories N.V.	576	56,851
Diamond Offshore Drilling, Inc.*	812	11,774
Dril-Quip, Inc.*	494	21,810
Energen Corp.*	1,262	69,006
Ensco PLC Cl A	3,842	22,937
Gulfport Energy Corp.*	2,230	31,978
HollyFrontier Corp.	2,314	83,235
Matador Resources Co.*	1,151	31,250
Murphy Oil Corp.	2,107	55,962
Nabors Industries Ltd.	3,800	30,666
Oceaneering Int’l., Inc.	1,316	34,571
Patterson-UTI Energy, Inc.	2,773	58,067
PBF Energy, Inc.	1,477	40,780
QEP Resources, Inc.*	3,233	27,707
Rowan Companies PLC Cl A*	1,559	20,033
SM Energy Co.	1,385	24,570
Southwestern Energy Co.*	6,742	41,194
Superior Energy Services, Inc.*	1,934	20,655
Transocean Ltd.*	5,152	55,436
World Fuel Services Corp.	894	30,316
WPX Energy, Inc.*	5,289	60,824

		907,211

FINANCIALS (17.5%)
Alleghany Corp.*	203	112,464
American Financial Group, Inc.	905	93,622
Aspen Insurance Hldgs. Ltd.	772	31,189
Associated Banc-Corp.	1,968	47,724
BancorpSouth, Inc.	1,149	36,825
Bank of Hawaii Corp.	549	45,765
Bank of the Ozarks, Inc.	1,621	77,889
Berkley (W.R.) Corp.	1,245	83,091
Brown & Brown, Inc.	1,523	73,393
Cathay General Bancorp	1,000	40,200

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2017 (Unaudited)

Chemical Financial Corp.	928	48,497
CNO Financial Group, Inc.	2,223	51,885
Commerce Bancshares, Inc.	1,165	67,302
Cullen/Frost Bankers, Inc.	772	73,278
East West Bancorp, Inc.	1,888	112,865
Eaton Vance Corp.	1,492	73,660
FactSet Research Systems, Inc.	517	93,117
Federated Investors, Inc. Cl B	1,231	36,561
First American Financial Corp.	1,446	72,257
First Horizon National Corp.	3,043	58,273
FNB Corp.	4,191	58,800
Fulton Financial Corp.	2,340	43,875
Genworth Financial, Inc.*	6,428	24,748
Hancock Hldg. Co.	1,131	54,797
Hanover Insurance Group, Inc.	564	54,669
Home Bancshares, Inc.	2,070	52,205
International Bancshares Corp.	699	28,030
iShares Core S&P Mid-Cap ETF	2,158	386,061
Janus Henderson Group PLC	2,378	82,855
Kemper Corp.	650	34,450
Legg Mason, Inc.	1,128	44,342
MarketAxess Hldgs., Inc.	496	91,517
MB Financial, Inc.	1,125	50,648
Mercury General Corp.	489	27,721
MSCI, Inc. Cl A	1,172	137,007
New York Community Bancorp, Inc.	6,439	82,999
Old Republic Int’l. Corp.	3,191	62,831
PacWest Bancorp	1,602	80,917
Pinnacle Financial Partners, Inc.	965	64,607
Primerica, Inc.	598	48,767
Prosperity Bancshares, Inc.	925	60,800
Reinsurance Grp. of America, Inc.	844	117,763
RenaissanceRe Hldgs. Ltd.	523	70,678
SEI Investments Co.	1,710	104,413
Signature Bank*	720	92,189
SLM Corp.*	5,646	64,760
Sterling Bancorp	2,937	72,397
Stifel Financial Corp.	883	47,205
SVB Financial Group*	692	129,466
Synovus Financial Corp.	1,593	73,374
TCF Financial Corp.	2,299	39,175
Texas Capital Bancshares, Inc.*	661	56,714
Trustmark Corp.	854	28,284
UMB Financial Corp.	569	42,385
Umpqua Hldgs. Corp.	2,829	55,194
United Bankshares, Inc.	1,374	51,044
Valley National Bancorp	3,509	42,283
Washington Federal, Inc.	1,155	38,866
Webster Financial Corp.	1,209	63,533
Wintrust Financial Corp.	729	57,088

		4,149,314

HEALTH CARE (7.3%)
Abiomed, Inc.*	554	93,404
Acadia Healthcare Co., Inc.*	1,062	50,721
Akorn, Inc.*	1,229	40,791
Allscripts Healthcare Solutions, Inc.*	2,354	33,497
Bio-Rad Laboratories, Inc. Cl A*	265	58,888
Bio-Techne Corp.	490	59,236
Bioverative, Inc.*	1,428	81,496
Catalent, Inc.*	1,652	65,948
Charles River Laboratories Int’l., Inc.*	625	67,513

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2017 (Unaudited)

Endo International PLC*	2,671	22,877
Globus Medical, Inc. Cl A*	914	27,164
Halyard Health, Inc.*	611	27,513
HealthSouth Corp.	1,282	59,421
Hill-Rom Hldgs., Inc.	869	64,306
INC Research Hldgs., Inc. Cl A*	741	38,754
LifePoint Health, Inc.*	524	30,340
LivaNova PLC*	559	39,164
Mallinckrodt PLC*	1,287	48,095
Masimo Corp.*	623	53,927
Medidata Solutions, Inc.*	777	60,653
MEDNAX, Inc.*	1,244	53,641
Molina Healthcare, Inc.*	576	39,606
NuVasive, Inc.*	655	36,326
Owens & Minor, Inc.	814	23,769
Prestige Brands Hldgs., Inc.*	710	35,564
STERIS PLC	1,107	97,859
Teleflex, Inc.	591	142,999
Tenet Healthcare Corp.*	1,021	16,775
United Therapeutics Corp.*	564	66,095
WellCare Health Plans, Inc.*	578	99,266
West Pharmaceutical Svcs., Inc.	966	92,987

		1,728,595

INDUSTRIALS (14.5%)
AECOM*	2,084	76,712
AGCO Corp.	854	63,000
Avis Budget Group, Inc.*	974	37,070
Carlisle Cos., Inc.	826	82,840
Clean Harbors, Inc.*	678	38,443
Copart, Inc.*	2,627	90,290
Crane Co.	679	54,313
Curtiss-Wright Corp.	574	60,006
Deluxe Corp.	649	47,351
Donaldson Co., Inc.	1,716	78,833
Dun & Bradstreet Corp.	487	56,692
Dycom Industries, Inc.*	409	35,125
EMCOR Group, Inc.	764	53,006
EnerSys	562	38,874
Esterline Technologies Corp.*	349	31,462
GATX Corp.	509	31,334
Genesee & Wyoming, Inc. Cl A*	797	58,986
Graco, Inc.	729	90,170
Granite Construction, Inc.	531	30,771
HNI Corp.	570	23,638
Hubbell, Inc.	718	83,302
Huntington Ingalls Industries, Inc.	596	134,958
IDEX Corp.	1,007	122,320
ITT, Inc.	1,177	52,106
JetBlue Airways Corp*	4,307	79,809
KBR, Inc.	1,824	32,613
Kennametal, Inc.	1,030	41,550
Kirby Corp.*	707	46,627
KLX, Inc.*	664	35,146
Knight-Swift Transportation Hldgs., Inc.*	1,673	69,513
Landstar System, Inc.	544	54,210
Lennox International, Inc.	499	89,306
Lincoln Electric Hldgs., Inc.	806	73,894
Manpowergroup, Inc.	882	103,917
Miller (Herman), Inc.	808	29,007
MSA Safety, Inc.	432	34,348
MSC Industrial Direct Co., Inc. Cl A	595	44,964

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2017 (Unaudited)

Nordson Corp.	665	78,803
NOW, Inc.*	1,345	18,574
Old Dominion Freight Line, Inc.	898	98,879
Orbital ATK, Inc.	763	101,601
Oshkosh Corp.	977	80,642
Pitney Bowes, Inc.	2,462	34,493
Regal Beloit Corp.	585	46,215
Rollins, Inc.	1,263	58,275
Ryder System, Inc.	703	59,439
Teledyne Technologies, Inc.*	469	74,655
Terex Corp.	1,087	48,937
The Brink’s Co.	659	55,521
Timken Co.	921	44,715
Toro Co.	1,399	86,822
Trinity Industries, Inc.	1,975	63,003
Valmont Industries, Inc.	298	47,114
Wabtec Corp.	1,138	86,204
Watsco, Inc.	405	65,233
Werner Enterprises, Inc.	560	20,468
Woodward, Inc.	738	57,276

		3,433,375

INFORMATION TECHNOLOGY (16.1%)
3D Systems Corp.*	1,555	20,821
ACI Worldwide, Inc.*	1,507	34,329
Acxiom Corp.*	1,000	24,640
ARRIS International PLC*	2,298	65,470
Arrow Electronics, Inc.*	1,163	93,517
Avnet, Inc.	1,609	63,234
Belden, Inc.	568	45,741
Blackbaud, Inc.	637	55,929
Broadridge Financial Solutions, Inc.	1,535	124,059
Brocade Communications Systems, Inc.	5,450	65,128
Cars.com, Inc.*	976	25,971
CDK Global, Inc.	1,713	108,073
Ciena Corp.*	1,857	40,798
Cirrus Logic, Inc.*	849	45,269
Cognex Corp	1,125	124,065
Coherent, Inc.*	320	75,254
CommVault Systems, Inc.*	558	33,926
Convergys Corp.	1,235	31,974
CoreLogic, Inc.*	1,102	50,934
Cree, Inc.*	1,296	36,534
Cypress Semiconductor Corp.	4,284	64,346
Diebold Nixdorf, Inc.	1,010	23,079
DST Systems, Inc.	783	42,971
Fair Isaac Corp.	399	56,060
First Solar, Inc.*	1,089	49,963
Fortinet, Inc.*	1,951	69,924
Henry (Jack) & Associates, Inc.	1,010	103,818
Integrated Device Technology, Inc.*	1,713	45,532
InterDigital, Inc.	467	34,441
IPG Photonics Corp.*	489	90,494
j2 Global, Inc.	639	47,209
Jabil Circuit, Inc.	2,368	67,606
Keysight Technologies, Inc.*	2,432	101,317
Knowles Corp.*	1,139	17,393
Leidos Hldgs., Inc.	1,871	110,801
Littelfuse, Inc.	300	58,764
LogMeIn, Inc.	692	76,155
Manhattan Associates, Inc.*	920	38,244
MAXIMUS, Inc.	846	54,567

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2017 (Unaudited)

Microsemi Corp.*	1,503	77,374
Monolithic Power Systems, Inc.	493	52,529
National Instruments Corp.	1,425	60,092
NCR Corp.*	1,566	58,756
NetScout Systems, Inc.*	1,182	38,238
Plantronics, Inc.	447	19,766
PTC, Inc.*	1,524	85,771
Sabre Corp.	2,693	48,743
Science Applications Int’l. Corp.	587	39,241
Silicon Laboratories, Inc.*	542	43,306
Synaptics, Inc.*	465	18,219
SYNNEX Corp.	387	48,959
Take-Two Interactive Software, Inc.*	1,390	142,098
Tech Data Corp.*	451	40,071
Teradata Corp.*	1,663	56,193
Teradyne, Inc.	2,581	96,245
Trimble Navigation Ltd.*	3,299	129,486
Tyler Technologies, Inc.*	455	79,316
Ultimate Software Group, Inc.*	371	70,342
VeriFone Systems, Inc.*	1,434	29,082
Versum Materials, Inc.	1,400	54,348
ViaSat, Inc.*	694	44,638
Vishay Intertechnology, Inc.	1,781	33,483
WEX, Inc.*	522	58,579
Zebra Technologies Corp. Cl A*	687	74,594

		3,817,819

MATERIALS (6.7%)
Allegheny Technologies, Inc.	1,417	33,866
AptarGroup, Inc.	833	71,896
Ashland Global Holdings, Inc.	807	52,770
Bemis Co., Inc.	1,189	54,183
Cabot Corp.	805	44,919
Carpenter Technology Corp.	632	30,355
Commercial Metals Co.	1,572	29,915
Compass Minerals Int’l., Inc.	432	28,037
Domtar Corp.	812	35,233
Eagle Materials, Inc.	634	67,648
Greif, Inc. Cl A	338	19,787
Louisiana-Pacific Corp.*	1,923	52,075
Minerals Technologies, Inc.	447	31,581
NewMarket Corp.	121	51,516
Olin Corp.	2,167	74,220
Owens-Illinois, Inc.*	2,102	52,886
PolyOne Corp.	1,091	43,673
Reliance Steel & Aluminum Co.	948	72,209
Royal Gold, Inc.	862	74,166
RPM International, Inc.	1,747	89,691
Scotts Miracle-Gro Co. Cl A	540	52,564
Sensient Technologies Corp.	571	43,921
Silgan Hldgs., Inc.	947	27,870
Sonoco Products Co.	1,319	66,544
Steel Dynamics, Inc.	3,184	109,752
The Chemours Co.	2,436	123,286
United States Steel Corp.	2,262	58,043
Valvoline, Inc.	2,669	62,588
Worthington Industries, Inc.	585	26,910

		1,582,104

REAL ESTATE (9.0%)
Alexander & Baldwin, Inc.	624	28,910
American Campus Communities, Inc.	1,779	78,543
Camden Property Trust	1,221	111,660

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2017 (Unaudited)

CoreCivic, Inc.	1,544	41,333
CoreSite Realty Corp.	449	50,243
Corporate Office Pptys. Trust	1,313	43,106
Cousins Properties, Inc.	5,596	52,267
CyrusOne, Inc.	1,185	69,832
DCT Industrial Trust, Inc.	1,233	71,415
Douglas Emmett, Inc.	1,993	78,564
Education Realty Trust, Inc.	977	35,104
EPR Properties	839	58,512
First Industrial Realty Trust, Inc.	1,581	47,572
Healthcare Realty Trust	1,648	53,296
Highwoods Properties, Inc.	1,364	71,051
Hospitality Properties Trust	2,142	61,026
JBG SMITH Properties*	1,229	42,044
Jones Lang LaSalle, Inc.	589	72,742
Kilroy Realty Corp.	1,301	92,527
Lamar Advertising Co. Cl A	1,108	75,931
LaSalle Hotel Pptys.	1,492	43,298
Liberty Property Trust	1,962	80,560
Life Storage, Inc.	612	50,068
Mack-Cali Realty Corp.	1,208	28,642
Medical Properties Trust, Inc.	4,772	62,656
National Retail Pptys., Inc.	1,957	81,529
Omega Healthcare Investors, Inc.	2,559	81,658
Potlatch Corp.	535	27,285
Quality Care Properties, Inc.*	1,205	18,678
Rayonier, Inc.	1,682	48,593
Sabra Health Care REIT, Inc.	2,307	50,616
Senior Housing Pptys. Trust	3,128	61,152
Tanger Factory Outlet Centers, Inc.	1,295	31,624
Taubman Centers, Inc.	820	40,754
The GEO Group, Inc.	1,613	43,390
Uniti Group, Inc.*	2,176	31,900
Urban Edge Pptys.	1,365	32,924
Washington Prime Group, Inc.	2,557	21,300
Weingarten Realty Investors	1,556	49,387

		2,121,692

TELECOMMUNICATION SERVICES (0.2%)
Frontier Communications Corp.	979	11,542
Telephone & Data Systems, Inc.	1,210	33,747

		45,289

UTILITIES (5.1%)
Aqua America, Inc.	2,342	77,731
Atmos Energy Corp.	1,404	117,711
Black Hills Corp.	713	49,104
Great Plains Energy, Inc.	2,864	86,779
Hawaiian Electric Industries, Inc.	1,401	46,751
Idacorp, Inc.	668	58,737
MDU Resources Group, Inc.	2,546	66,069
National Fuel Gas Co.	1,119	63,347
New Jersey Resources Corp.	1,145	48,262
NorthWestern Corp.	653	37,182
OGE Energy Corp.	2,605	93,858
ONE Gas, Inc.	686	50,517
PNM Resources, Inc.	1,065	42,920
Southwest Gas Corp.	616	47,814
UGI Corp.	2,301	107,825
Vectren Corp.	1,088	71,558
Westar Energy, Inc.	1,863	92,405
WGL Hldgs., Inc.	686	57,761

		1,216,331

TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $17,808,207) 94.7%		22,425,617

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2017 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (3.0%)
U.S. Treasury Bill (1)	A-1+	1.05	10/12/17	100,000	99,965
U.S. Treasury Bill (1)	A-1+	1.10	10/19/17	600,000	599,651

					699,616

COMMERCIAL PAPER (2.1%)
San Diego Gas & Electric Co.†	A-1	1.08	10/02/17	500,000	499,970

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $1,199,586) 5.1%					1,199,586

TOTAL INVESTMENTS (Cost: $19,007,793) 99.8%					23,625,203

OTHER NET ASSETS 0.2%					57,221

NET ASSETS 100.0%					$23,682,424

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (7.1%)
AMC Entertainment Hldgs., Inc. Cl A	2,830	41,601
Bassett Furniture Industries, Inc.	2,236	84,297
Belmond Ltd.*	2,751	37,551
Houghton Mifflin Harcourt Co.*	12,425	149,721
ILG, Inc.	1,000	26,730
MSG Networks, Inc.*	2,840	60,208
Playa Hotels & Resorts NV*	8,643	90,146
Red Rock Resorts, Inc. Cl A	1,130	26,171
Select Comfort Corp.*	5,519	171,365
Unifi, Inc.*	2,613	93,101

		780,891

CONSUMER STAPLES (2.4%)
Crimson Wine Group Ltd.*	11,299	121,464
Orchids Paper Products Co.	4,405	62,022
Vector Group Ltd.	3,736	76,474

		259,960

ENERGY (4.9%)
Abraxas Petroleum Corp.*	13,722	25,797
Atwood Oceanics, Inc.*	4,262	40,020
Carrizo Oil and Gas, Inc.*	1,018	17,438
CrossAmerica Partners LP	2,053	55,944
Gulfport Energy Corp.*	1,680	24,091
Matrix Service Co.*	1,318	20,034
Nabors Industries Ltd.	3,752	30,279
PBF Energy, Inc.	6,789	187,444
PDC Energy, Inc.*	802	39,322
Range Resources Corp.	2,836	55,501
RSP Permian, Inc.*	984	34,037

		529,907

FINANCIALS (30.0%)
American Equity Investment Life Hldg. Co.	3,744	108,876
Aspen Insurance Hldgs. Ltd.	2,111	85,284
BancFirst Corp.	2,702	153,339
Bank of Marin Bancorp	1,098	75,213
Banner Corp.	2,203	135,000
Brookline Bancorp, Inc.	8,345	129,348
Bryn Mawr Bank Corp.	2,442	106,960
Cadence Bancorporation*	720	16,502
Charter Financial Corp.	4,269	79,105
Customers Bancorp, Inc.*	3,465	113,028
Dime Community Bancshares	3,908	84,022
Eagle Bancorp, Inc.*	1,312	87,970
Easterly Acquisition Corp.*	7,009	70,090
Ellington Financial LLC	7,247	114,430
Enterprise Financial Svcs. Corp.	2,635	111,592
First Connecticut Bancorp, Inc.	1,981	52,992
First Interstate BancSytem, Inc.	3,090	118,193
Flushing Financial Corp.	2,670	79,352
Glacier Bancorp, Inc.	2,737	103,349
Great Southern Bancorp, Inc.	1,030	57,320
Hanmi Financial Corp.	1,813	56,112
Home Bancshares, Inc.	1,406	35,462
Investors Bancorp, Inc.	5,858	79,903
Janus Henderson Group PLC	1,669	58,144
Marlin Business Svcs. Corp.	3,910	112,413
MB Financial, Inc.	1,689	76,039
NMI Hldgs., Inc. Cl A*	9,587	118,879

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2017 (Unaudited)

Northfield Bancorp, Inc.	5,798	100,595
Prosperity Bancshares, Inc.	760	49,955
Selective Insurance Group, Inc.	2,699	145,341
Stock Yards Bancorp, Inc.	4,718	179,284
SVB Financial Group*	1,173	219,457
TriCo Bancshares	1,474	60,066
UMB Financial Corp.	842	62,721
United Financial Bancorp, Inc.	863	15,784
Waterstone Financial, Inc.	1,428	27,846

		3,279,966

HEALTH CARE (4.4%)
Acadia Healthcare Co., Inc.*	1,620	77,371
Emergent Biosolutions, Inc.*	798	32,279
Envision Healthcare Corp.*	1,044	46,928
Kindred Healthcare, Inc.	2,897	19,700
Neurocrine Biosciences, Inc.*	520	31,866
Pacific Biosciences of CA, Inc.*	8,181	42,950
Pacira Pharmaceuticals, Inc.*	790	29,665
Supernus Pharmaceuticals, Inc.*	3,828	153,120
Wright Medical Group NV*	1,910	49,412

		483,291

INDUSTRIALS (16.0%)
Alaska Air Group, Inc.	721	54,991
Astronics Corp.*	130	3,868
AZZ, Inc.	1,407	68,521
BMC Stock Hldgs., Inc.*	3,466	73,999
Builders FirstSource, Inc.*	2,240	40,298
Covenant Transportation Group Cl A*	1,613	46,745
Daseke, Inc.*	3,287	42,895
Deluxe Corp.	1,367	99,736
EMCOR Group, Inc.	760	52,729
Encore Wire Corp.	2,376	106,385
GMS, Inc.*	1,540	54,516
Hyster-Yale Materials Handling, Inc. Cl A	1,180	90,199
ICF International, Inc.*	800	43,160
Kirby Corp.*	1,229	81,053
Landstar System, Inc.	660	65,769
LSC Communications, Inc.	3,533	58,330
Miller Industries, Inc.	5,818	162,613
Mueller Industries, Inc.	7,755	271,035
Orbital ATK, Inc.	593	78,964
Tutor Perini Corp.*	1,830	51,972
Universal Forest Products, Inc.	905	88,835
VSE Corp.	2,109	119,918

		1,756,531

INFORMATION TECHNOLOGY (11.1%)
Aerohive Networks, Inc.*	6,067	24,814
Anixter International, Inc.*	438	37,230
CommVault Systems, Inc.*	800	48,640
Comtech Telecommunications Corp.	3,898	80,026
Cypress Semiconductor Corp.	1,300	19,526
Everspin Technologies, Inc.*	1,196	20,440
LogMeIn, Inc.	669	73,623
MaxLinear, Inc. Cl A*	2,780	66,025
MKS Instruments, Inc.	842	79,527
Perficient, Inc.*	1,970	38,750
Plexus Corp.*	1,089	61,071
Proofpoint, Inc.*	1,273	111,031
Richardson Electronics Ltd.	12,767	76,219
Rogers Corp.*	293	39,051
Sequans Communications S.A. ADR*	21,366	67,089
Stamps.com, Inc.*	606	122,806

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2017 (Unaudited)

SYNNEX Corp.	734	92,858
ViaSat, Inc.*	530	34,090
Xperi Corp.	1,720	43,516
Xura, Inc.*	3,068	76,700

		1,213,032

MATERIALS (4.5%)
Boise Cascade Co.*	2,135	74,512
Ferro Corp.*	2,376	52,985
Kaiser Aluminum Corp.	1,132	116,754
Kraton Corporation Inc.*	2,676	108,217
TimkenSteel Corp.*	3,434	56,661
U.S. Concrete, Inc.*	510	38,913
United States Steel Corp.	1,730	44,392

		492,434

REAL ESTATE (10.9%)
Alexander’s, Inc.	115	48,770
Chatham Lodging Trust	2,817	60,058
Chesapeake Lodging Trust	3,235	87,248
Colony NorthStar, Inc. Cl A	8,538	107,237
Cousins Properties, Inc.	4,954	46,270
Easterly Government Pptys.	4,857	100,394
Forest City Realty Trust, Inc. Cl A	6,341	161,759
Highwoods Properties, Inc.	2,060	107,305
Life Storage, Inc.	494	40,414
Medical Properties Trust, Inc.	4,860	63,812
New York REIT, Inc.	3,740	29,359
Pennsylvania REIT	3,682	38,624
RLJ Lodging Trust	2,396	52,712
Summit Hotel Pptys., Inc.	1,700	27,183
Terreno Realty Corp.	2,459	88,967
The GEO Group, Inc.	3,615	97,244
Urstadt Biddle Pptys., Inc. Cl A	1,567	34,004

		1,191,360

TELECOMMUNICATION SERVICES (1.3%)
ORBCOMM, Inc.*	7,678	80,389
Shenandoah Telecommunications Co.	1,646	61,231

		141,620

UTILITIES (4.3%)
Avista Corp.	2,063	106,802
Idacorp, Inc.	953	83,797
Northwest Natural Gas Co.	913	58,797
NorthWestern Corp.	1,131	64,399
PNM Resources, Inc.	2,008	80,922
Portland General Electric Co.	1,590	72,568

		467,285

TOTAL COMMON STOCKS (Cost: $8,203,296) 96.9%		10,596,277

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
INDUSTRIALS (0.4%)
Mueller Industries, Inc.	NR	6.00	03/01/27	38,000	39,140

TOTAL LONG-TERM DEBT SECURITIES (Cost: $38,000) 0.4%					39,140

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2017 (Unaudited)

	Shares	Value
WARRANTS:
FINANCIALS (0.0%) (2)
Easterly Acquisition Corp. - expiring 07/29/2020*	3,504	2,978

TOTAL WARRANTS (Cost: $2,117) 0.0% (2)		2,978

TOTAL INVESTMENTS (Cost: $8,243,413) 97.3%		10,638,395

OTHER NET ASSETS 2.7%		290,055

NET ASSETS 100.0%		$10,928,450

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (13.6%)
AMC Networks, Inc. Cl A*	583	34,088
American Axle & Mfg. Hldgs., Inc.*	1,143	20,094
Belmond Ltd.*	3,021	41,237
Bloomin’ Brands, Inc.	3,504	61,670
Bright Horizons Family Solutions, Inc.*	633	54,571
Cooper Tire & Rubber Co.	1,343	50,228
Dave & Buster’s Entertainment, Inc.*	901	47,284
Five Below, Inc.*	2,655	145,710
Haverty Furniture Cos., Inc.	3,751	98,089
Lions Gate Entertainment Corp. Cl A*	1,804	60,327
Lions Gate Entertainment Corp. Cl B*	1,804	57,333
Lithia Motors, Inc. Cl A	753	90,593
Playa Hotels & Resorts NV*	1,110	11,577
Red Rock Resorts, Inc. Cl A	2,855	66,122
Select Comfort Corp.*	3,605	111,935
Steve Madden Ltd.*	1,461	63,261
Thor Industries, Inc.	651	81,967

		1,096,086

CONSUMER STAPLES (2.2%)
Cal-Maine Foods, Inc.*	738	30,332
Orchids Paper Products Co.	1,594	22,444
Vector Group Ltd.	1,996	40,859
WD-40 Co.	734	82,135

		175,770

ENERGY (1.3%)
Gulfport Energy Corp.*	1,702	24,407
Matador Resources Co.*	617	16,752
Ring Energy, Inc.*	1,243	18,011
RPC, Inc.	1,833	45,440

		104,610

FINANCIALS (6.7%)
AMERISAFE, Inc.	657	38,237
First Merchants Corp.	1,502	64,481
Heritage Financial Corp.	2,071	61,095
Moelis & Co. Cl A	1,939	83,474
Pinnacle Financial Partners, Inc.	794	53,158
S&T Bancorp, Inc.	1,284	50,821
Starwood Property Trust, Inc.	2,213	48,066
TriState Capital Hldgs., Inc.*	2,466	56,471
United Insurance Hldgs. Corp.	2,531	41,255
Webster Financial Corp.	881	46,297

		543,355

HEALTH CARE (22.1%)
Abiomed, Inc.*	316	53,278
Acadia Healthcare Co., Inc.*	2,466	117,776
ACADIA Pharmaceuticals, Inc.*	636	23,958
Acceleron Pharma, Inc.*	857	31,983
Agios Pharmaceuticals, Inc.*	439	29,303
Akebia Therapeutics, Inc.*	1,314	25,846
Amicus Therapeutics, Inc.*	1,110	16,739
Anika Therapeutics, Inc.*	739	42,862
Atrion Corp.	47	31,584
BioSpecifics Technologies Corp.*	751	34,937
bluebird bio, Inc.*	132	18,130
Catalent, Inc.*	1,245	49,700
Chemed Corp.	329	66,474
Clovis Oncology, Inc.*	565	46,556
Emergent Biosolutions, Inc.*	1,180	47,731

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2017 (Unaudited)

Exact Sciences Corp.*	1,524	71,811
ICU Medical, Inc.*	65	12,080
Insulet Corp.*	836	46,047
Intersect ENT, Inc.*	1,299	40,464
Karyopharm Therapeutics, Inc.*	2,275	24,979
Kite Pharma, Inc.*	558	100,334
Medicines Co.*	864	32,003
Neogen Corp.*	545	42,216
Neurocrine Biosciences, Inc.*	986	60,422
Nevro Corp.*	701	63,707
NuVasive, Inc.*	324	17,969
Omeros Corp.*	1,594	34,462
Omnicell, Inc.*	2,107	107,562
Pacira Pharmaceuticals, Inc.*	1,460	54,823
Penumbra, Inc.*	474	42,802
Prestige Brands Hldgs., Inc.*	714	35,764
Prothena Corp. PLC*	645	41,777
Radius Health, Inc.*	498	19,198
Repligen Corp.*	965	36,979
Sage Therapeutics, Inc.*	523	32,583
Supernus Pharmaceuticals, Inc.*	2,372	94,880
Ultragenyx Pharmaceutical, Inc.*	536	28,547
WellCare Health Plans, Inc.*	365	62,685
Wright Medical Group NV*	1,664	43,048

		1,783,999

INDUSTRIALS (16.6%)
Altra Industrial Motion Corp.	1,164	55,988
Astronics Corp.*	1,295	38,527
BMC Stock Hldgs., Inc.*	2,898	61,872
Covenant Transportation Group Cl A*	512	14,838
Deluxe Corp.	652	47,570
Echo Global Logistics, Inc.*	1,440	27,144
EnPro Industries, Inc.	1,633	131,505
Generac Hldgs., Inc.*	1,063	48,824
Granite Construction, Inc.	2,070	119,957
H&E Equipment Services	1,256	36,675
Healthcare Svcs. Group, Inc.	1,766	95,311
InnerWorkings, Inc.*	3,584	40,320
John Bean Technologies Corp.	574	58,031
Landstar System, Inc.	685	68,260
Mueller Water Products, Inc. Cl A	5,710	73,088
NCI Building Systems, Inc.*	2,932	45,739
Quanex Building Products Corp.	1,376	31,579
Simpson Manufacturing Co., Inc.	588	28,836
Sun Hydraulics Corp.	1,697	91,638
Teledyne Technologies, Inc.*	541	86,116
Trex Co., Inc.*	993	89,440
Universal Forest Products, Inc.	455	44,663

		1,335,921

INFORMATION TECHNOLOGY (24.1%)
Acacia Communications, Inc.*	810	38,151
Advanced Energy Industries, Inc.*	330	26,651
Ambarella, Inc.*	708	34,699
Applied Optoelectronics, Inc.*	209	13,516
ARRIS International PLC*	686	19,544
Belden, Inc.	512	41,231
Callidus Software, Inc.*	3,602	88,789
Cavium, Inc.*	541	35,674
Cirrus Logic, Inc.*	296	15,783
CommVault Systems, Inc.*	1,273	77,398
Cornerstone OnDemand, Inc.*	775	31,473

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2017 (Unaudited)

Cypress Semiconductor Corp.	1,415	21,253
EPAM Systems, Inc.*	944	83,006
Euronet Worldwide, Inc.*	372	35,262
Everspin Technologies, Inc.*	1,876	32,061
Fair Isaac Corp.	311	43,696
Five9, Inc.*	1,704	40,726
Globant S.A.*	850	34,060
II-VI, Inc.*	992	40,821
Integrated Device Technology, Inc.*	1,615	42,927
Littelfuse, Inc.	250	48,970
LogMeIn, Inc.	698	76,815
Lumentum Hldgs., Inc.*	636	34,567
MAXIMUS, Inc.	812	52,374
MaxLinear, Inc. Cl A*	1,908	45,315
MKS Instruments, Inc.	558	52,703
Monolithic Power Systems, Inc.	533	56,791
New Relic, Inc.*	1,571	78,236
Oclaro, Inc.*	2,610	22,524
Paycom Software, Inc.*	606	45,426
Perficient, Inc.*	2,294	45,123
Proofpoint, Inc.*	1,170	102,047
Q2 Hldgs., Inc.*	847	35,278
Rapid7, Inc.*	1,760	30,976
Science Applications Int’l. Corp.	925	61,836
Sequans Communications S.A. ADR*	10,539	33,092
Stamps.com, Inc.*	345	69,914
Super Micro Computer, Inc.*	580	12,818
Take-Two Interactive Software, Inc.*	458	46,821
Twilio, Inc. Cl A*	784	23,402
ViaSat, Inc.*	769	49,462
Xperi Corp.	1,538	38,911
Zendisk, Inc.*	2,813	81,886

		1,942,008

MATERIALS (4.8%)
Berry Global Group, Inc.*	1,049	59,426
Ferro Corp.*	5,991	133,599
Ferroglobe PLC	2,910	38,296
Minerals Technologies, Inc.	150	10,598
Orion Engineered Carbons S.A.	2,455	55,115
PolyOne Corp.	583	23,337
U.S. Concrete, Inc.*	903	68,899

		389,270

REAL ESTATE (3.9%)
CubeSmart	1,541	40,004
Easterly Government Pptys.	2,107	43,552
Pebblebrook Hotel Trust	1,500	54,210
QTS Realty Trust, Inc.	1,478	77,388
Retail Opportunity Investments Corp.	1,726	32,811
Terreno Realty Corp.	1,796	64,979

		312,944

TELECOMMUNICATION SERVICES (1.6%)
ORBCOMM, Inc.*	6,047	63,312
Shenandoah Telecommunications Co.	1,826	67,927

		131,239

UTILITIES (2.0%)
Chesapeake Utilities Corp.	1,063	83,180
Northwest Natural Gas Co.	1,216	78,310

		161,490

TOTAL COMMON STOCKS (Cost: $6,349,119) 98.9%		7,976,692

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2017 (Unaudited)

TOTAL INVESTMENTS (Cost: $6,349,119) 98.9%	7,976,692

OTHER NET ASSETS 1.1%	91,703

NET ASSETS 100.0%	$8,068,395

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2017 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (22.6%)
U.S. Treasury Bond	AA+	2.88	05/15/43	200,000	201,594
U.S. Treasury Note	AA+	1.50	08/15/26	700,000	655,457
U.S. Treasury Note	AA+	1.63	02/15/26	90,000	85,570
U.S. Treasury Note	AA+	2.00	11/15/26	600,000	584,695
U.S. Treasury Note	AA+	2.25	08/15/27	300,000	297,961
U.S. Treasury Note	AA+	2.38	05/15/27	1,100,000	1,104,550
U.S. Treasury Strip	AA+	0.00	08/15/28	1,000,000	764,917
U.S. Treasury Strip	AA+	0.00	08/15/29	1,100,000	815,722

					4,510,466

U.S. GOVERNMENT AGENCIES (30.6%)
MORTGAGE-BACKED OBLIGATIONS (30.6%)
FHLMC	AA+	2.50	09/01/27	49,143	49,835
FHLMC	AA+	3.00	06/01/27	32,361	33,300
FHLMC	AA+	3.00	08/01/27	29,009	29,836
FHLMC	AA+	3.00	11/01/42	46,333	46,805
FHLMC	AA+	3.00	04/01/43	56,283	56,799
FHLMC	AA+	3.50	05/01/42	78,433	81,298
FHLMC	AA+	3.50	01/01/43	64,151	66,495
FHLMC	AA+	3.50	04/01/43	96,281	99,799
FHLMC	AA+	3.50	11/01/43	82,462	85,473
FHLMC	AA+	3.50	07/01/45	83,718	86,994
FHLMC	AA+	3.50	05/01/46	82,559	85,217
FHLMC	AA+	3.50	09/01/47	100,000	103,219
FHLMC	AA+	4.00	02/01/25	5,842	6,122
FHLMC	AA+	4.00	03/01/41	29,605	31,291
FHLMC	AA+	4.00	07/01/41	38,023	40,621
FHLMC	AA+	4.00	11/01/42	38,555	40,915
FHLMC	AA+	4.00	01/01/44	104,148	110,506
FHLMC	AA+	4.00	10/01/44	65,760	69,266
FHLMC	AA+	4.00	06/01/45	73,170	77,683
FHLMC	AA+	4.50	03/01/34	13,638	14,681
FHLMC	AA+	4.50	08/01/34	5,915	6,361
FHLMC	AA+	4.50	02/01/44	46,994	50,383
FHLMC	AA+	5.00	02/01/26	2,815	3,057
FHLMC	AA+	5.50	03/01/21	2,631	2,735
FHLMC	AA+	5.50	07/01/32	4,939	5,485
FHLMC	AA+	5.50	05/01/33	4,021	4,435
FHLMC	AA+	5.50	06/01/37	21,306	23,864
FHLMC	AA+	6.00	07/15/29	3,777	4,172
FHLMC	AA+	6.00	03/15/32	4,224	4,609
FHLMC ARM	AA+	2.76	02/01/36	5,110	5,386
FHLMC ARM	AA+	2.90	04/01/37	3,363	3,529
FHLMC ARM	AA+	2.93	05/01/37	3,531	3,693
FHLMC ARM	AA+	3.40	03/01/37	1,157	1,212
FHLMC ARM	AA+	3.61	04/01/37	2,534	2,675
FHLMC ARM	AA+	4.65	09/01/39	4,627	4,793
FHLMC Strip	AA+	3.00	01/15/43	63,435	62,965
FNMA	AA+	2.40	05/01/43	69,712	70,414
FNMA	AA+	2.68	12/01/26	75,000	73,682
FNMA	AA+	2.91	07/01/27	74,793	74,997
FNMA	AA+	3.00	09/01/29	54,684	56,378
FNMA	AA+	3.00	09/01/33	77,188	79,200
FNMA	AA+	3.00	04/25/42	77,448	79,037
FNMA	AA+	3.00	12/01/42	61,337	61,307
FNMA	AA+	3.00	02/01/43	35,858	36,099
FNMA	AA+	3.00	03/01/43	32,719	33,004
FNMA	AA+	3.00	09/01/43	105,326	106,227
FNMA	AA+	3.00	09/01/46	142,599	143,168
FNMA	AA+	3.50	03/25/28	55,473	57,193
FNMA	AA+	3.50	03/01/32	47,273	49,414
FNMA	AA+	3.50	09/01/32	65,400	68,357
FNMA	AA+	3.50	08/01/38	46,253	47,952
FNMA	AA+	3.50	10/01/41	43,626	44,997
FNMA	AA+	3.50	12/01/41	51,831	53,459
FNMA	AA+	3.50	04/01/42	59,551	61,186

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2017 (Unaudited)

FNMA	AA+	3.50	08/01/42	50,895	52,655
FNMA	AA+	3.50	10/01/42	47,856	49,455
FNMA	AA+	3.50	12/01/42	114,606	118,694
FNMA	AA+	3.50	08/01/43	104,494	108,213
FNMA	AA+	3.50	08/01/43	112,888	116,948
FNMA	AA+	3.50	01/01/44	17,918	18,290
FNMA	AA+	3.50	04/01/45	156,146	161,932
FNMA	AA+	3.50	04/01/45	119,999	124,303
FNMA	AA+	3.50	06/01/45	87,704	90,905
FNMA	AA+	3.50	10/01/45	173,301	179,722
FNMA	AA+	4.00	05/01/19	2,443	2,526
FNMA	AA+	4.00	07/25/26	76,113	82,011
FNMA	AA+	4.00	01/01/31	69,791	74,125
FNMA	AA+	4.00	11/01/40	30,587	32,347
FNMA	AA+	4.00	05/01/41	33,176	34,833
FNMA	AA+	4.00	11/01/45	74,017	78,572
FNMA	AA+	4.00	02/01/47	577,640	611,419
FNMA	AA+	4.50	05/01/18	211	216
FNMA	AA+	4.50	05/01/19	832	851
FNMA	AA+	4.50	05/01/30	11,543	12,427
FNMA	AA+	4.50	04/01/31	15,009	16,162
FNMA	AA+	4.50	08/01/33	4,340	4,674
FNMA	AA+	4.50	08/01/33	5,201	5,604
FNMA	AA+	4.50	09/01/33	13,870	14,947
FNMA	AA+	4.50	05/01/34	3,585	3,864
FNMA	AA+	4.50	06/01/34	5,238	5,634
FNMA	AA+	4.50	08/01/35	7,810	8,420
FNMA	AA+	4.50	12/01/35	7,261	7,825
FNMA	AA+	4.50	05/01/39	12,875	14,017
FNMA	AA+	4.50	05/01/39	19,704	21,478
FNMA	AA+	4.50	05/01/40	21,742	23,474
FNMA	AA+	4.50	10/01/40	181,526	196,455
FNMA	AA+	5.00	04/01/18	416	426
FNMA	AA+	5.00	09/01/18	637	652
FNMA	AA+	5.00	10/01/20	3,143	3,234
FNMA	AA+	5.00	06/01/33	10,220	11,260
FNMA	AA+	5.00	09/01/33	8,349	9,199
FNMA	AA+	5.00	10/01/33	11,624	12,889
FNMA	AA+	5.00	11/01/33	15,119	16,661
FNMA	AA+	5.00	03/01/34	2,698	2,973
FNMA	AA+	5.00	04/01/34	1,979	2,172
FNMA	AA+	5.00	04/01/34	4,715	5,228
FNMA	AA+	5.00	04/01/35	6,359	7,048
FNMA	AA+	5.00	06/01/35	3,344	3,682
FNMA	AA+	5.00	09/01/35	4,392	4,811
FNMA	AA+	5.00	11/25/35	14,860	16,042
FNMA	AA+	5.00	10/01/36	5,452	6,007
FNMA	AA+	5.00	05/01/39	14,370	15,546
FNMA	AA+	5.00	06/01/40	11,776	12,874
FNMA	AA+	5.50	09/01/19	707	719
FNMA	AA+	5.50	08/01/25	4,643	5,185
FNMA	AA+	5.50	01/01/27	2,104	2,325
FNMA	AA+	5.50	09/01/33	4,302	4,843
FNMA	AA+	5.50	10/01/33	14,406	16,215
FNMA	AA+	5.50	03/01/34	4,049	4,548
FNMA	AA+	5.50	03/01/34	993	1,098
FNMA	AA+	5.50	07/01/34	4,449	4,978
FNMA	AA+	5.50	09/01/34	13,348	14,886
FNMA	AA+	5.50	09/01/34	1,991	2,229
FNMA	AA+	5.50	09/01/34	12,193	13,680
FNMA	AA+	5.50	10/01/34	2,233	2,479
FNMA	AA+	5.50	02/01/35	6,215	6,989
FNMA	AA+	5.50	02/01/35	4,455	4,988
FNMA	AA+	5.50	04/01/35	6,943	7,774
FNMA	AA+	5.50	08/01/35	5,746	6,376
FNMA	AA+	5.50	11/01/35	6,432	7,183
FNMA	AA+	5.50	06/01/37	6,769	7,549
FNMA	AA+	5.50	11/01/38	976	1,023
FNMA	AA+	5.50	06/01/48	2,743	2,945

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2017 (Unaudited)

FNMA	AA+	6.00	12/25/49	8,345	9,425
FNMA	AA+	6.00	04/01/23	3,651	4,107
FNMA	AA+	6.00	01/01/25	9,857	11,088
FNMA	AA+	6.00	03/01/28	4,941	5,558
FNMA	AA+	6.00	04/01/32	329	370
FNMA	AA+	6.00	05/01/32	928	1,057
FNMA	AA+	6.00	05/01/33	15,013	16,887
FNMA	AA+	6.00	09/01/34	6,207	7,021
FNMA	AA+	6.00	10/01/34	8,468	9,528
FNMA	AA+	6.00	12/01/36	4,489	5,108
FNMA	AA+	6.00	01/01/37	5,232	5,947
FNMA	AA+	6.00	05/01/37	1,070	1,151
FNMA	AA+	6.00	07/01/37	2,450	2,780
FNMA	AA+	6.00	08/01/37	3,217	3,649
FNMA	AA+	6.00	12/01/37	886	1,007
FNMA	AA+	6.00	10/25/44	13,091	14,917
FNMA	AA+	6.00	02/25/47	11,315	12,858
FNMA	AA+	6.50	05/01/32	540	598
FNMA	AA+	6.50	05/01/32	1,579	1,749
FNMA	AA+	6.50	07/01/32	806	893
FNMA	AA+	6.50	07/01/34	4,832	5,402
FNMA	AA+	6.50	09/01/34	2,077	2,301
FNMA	AA+	6.50	09/01/36	866	938
FNMA	AA+	6.50	05/01/37	2,589	2,695
FNMA	AA+	6.50	09/01/37	1,732	1,919
FNMA	AA+	6.50	05/01/38	1,068	1,184
FNMA	AA+	7.00	09/01/31	856	945
FNMA	AA+	7.00	04/01/32	845	911
FNMA	AA+	7.00	01/25/44	17,421	20,486
FNMA	AA+	7.50	06/01/31	277	315
FNMA	AA+	7.50	02/01/32	948	1,054
FNMA	AA+	7.50	06/01/32	278	328
FNMA	AA+	8.00	04/01/32	106	112
FNMA Strip	AA+	3.00	08/25/42	54,752	55,208
GNMA (3)	AA+	4.00	08/15/41	38,368	40,696
GNMA (3)	AA+	4.00	11/15/41	16,935	18,124
GNMA (3)	AA+	4.00	01/15/42	48,304	51,178
GNMA (3)	AA+	4.50	04/20/31	18,230	19,643
GNMA (3)	AA+	4.50	10/15/40	33,519	36,602
GNMA (3)	AA+	4.50	06/20/41	26,883	28,710
GNMA (3)	AA+	4.50	10/20/43	38,412	41,616
GNMA (3)	AA+	5.00	10/15/24	39,697	43,331
GNMA (3)	AA+	5.00	06/20/39	30,310	32,888
GNMA (3)	AA+	5.00	11/15/39	16,542	18,206
GNMA (3)	AA+	5.00	06/20/40	13,136	14,139
GNMA (3)	AA+	5.50	01/15/36	8,837	9,845
GNMA (3)	AA+	6.50	04/15/31	106	117
GNMA (3)	AA+	6.50	10/15/31	613	714
GNMA (3)	AA+	6.50	12/15/31	116	128
GNMA (3)	AA+	6.50	05/15/32	403	444
GNMA (3)	AA+	7.00	05/15/31	568	663
GNMA (3)	AA+	7.00	05/15/32	47	49
GNMA (3)	AA+	7.00	10/20/38	221	236
Small Business Administration (3)	AA+	2.81	06/01/37	400,000	401,272
Vendee Mortgage Trust (3)	AA+	5.25	01/15/32	21,185	22,362

					6,113,753

CORPORATE DEBT (44.3%)
CONSUMER DISCRETIONARY (7.6%)
Advance Auto Parts, Inc.	BBB-	4.50	01/15/22	80,000	84,725
Advance Auto Parts, Inc.	BBB-	5.75	05/01/20	75,000	80,857
AutoZone, Inc.	BBB	4.00	11/15/20	50,000	52,376
Brinker International, Inc.	BB+	3.88	05/15/23	10,000	9,775
Dollar General Corp.	BBB	3.25	04/15/23	85,000	86,870
Expedia, Inc.	BBB-	5.95	08/15/20	65,000	71,023
Family Dollar Stores, Inc.	BBB-	5.00	02/01/21	85,000	91,163
Gap, Inc.	BB+	5.95	04/12/21	75,000	81,363
Harman Int’l. Industries, Inc.	BBB+	4.15	05/15/25	75,000	77,760
Hyatt Hotels Corp.	BBB	5.38	08/15/21	65,000	71,287
Kohl’s Corp.	BBB-	3.25	02/01/23	30,000	29,112

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2017 (Unaudited)

Kohl’s Corp.	BBB-	4.00	11/01/21	50,000	51,750
Lowe’s Cos., Inc.	A-	3.12	04/15/22	75,000	77,348
Marriott International, Inc.	BBB	3.00	03/01/19	85,000	86,070
Newell Brands, Inc.	BBB-	4.70	08/15/20	75,000	80,226
NVR, Inc.	BBB+	3.95	09/15/22	85,000	88,740
Omnicom Group, Inc.	BBB+	3.63	05/01/22	10,000	10,428
Omnicom Group, Inc.	BBB+	4.45	08/15/20	75,000	79,470
O’Reilly Automotive, Inc.	BBB+	3.80	09/01/22	75,000	78,313
Tupperware Brands Corp.	BBB-	4.75	06/01/21	100,000	105,660
Viacom, Inc.	BBB-	3.25	03/15/23	50,000	49,219
Wyndham Worldwide Corp.	BBB-	3.90	03/01/23	85,000	84,926

					1,528,461

CONSUMER STAPLES (2.8%)
Church & Dwight Co., Inc.	BBB+	2.88	10/01/22	50,000	50,571
Edgewell Personal Care Co.	BB+	4.70	05/19/21	75,000	80,063
Ingredion, Inc.	BBB	4.63	11/01/20	65,000	69,356
Kroger Co.	BBB	2.95	11/01/21	30,000	30,272
Molson Coors Brewing Co.	BBB-	3.50	05/01/22	95,000	98,471
Sysco Corp.	BBB+	2.60	06/12/22	55,000	55,106
Sysco Corp.	BBB+	3.75	10/01/25	50,000	51,919
Whole Foods Market, Inc.	A+	5.20	12/03/25	100,000	114,815

					550,573

ENERGY (3.0%)
Cameron International Corp.	AA-	4.50	06/01/21	75,000	78,938
Energen Corp.	BB	4.63	09/01/21	85,000	86,275
EQT Corp.	BBB	4.88	11/15/21	85,000	91,997
Marathon Petroleum Corp.	BBB	5.13	03/01/21	65,000	70,571
Noble Corp.	BB-	7.50	03/15/19	50,000	51,500
Rowan Companies PLC	B+	4.88	06/01/22	85,000	79,688
Seacor Hldgs., Inc.	NR	7.38	10/01/19	50,000	50,875
TechnipFMC PLC†	BBB+	2.00	10/01/17	85,000	85,000

					594,844

FINANCIALS (8.6%)
Aflac, Inc.	A-	4.00	02/15/22	80,000	85,170
Alleghany Corp.	BBB+	5.63	09/15/20	75,000	81,548
Bank of America Corp.	BBB	3.95	04/21/25	75,000	77,184
Barrick N.A. Finance LLC	BBB-	4.40	05/30/21	85,000	91,407
Berkley (W.R.) Corp.	BBB+	7.38	09/15/19	50,000	54,734
Block Financial LLC	BBB	5.25	10/01/25	50,000	53,932
Block Financial LLC	BBB	5.50	11/01/22	30,000	32,650
Capital One Financial Corp.	BBB	4.75	07/15/21	85,000	91,843
Erac USA Finance Co.†	BBB+	6.38	10/15/17	40,000	40,062
Fairfax Financial Hldgs.†	BBB-	5.80	05/15/21	20,000	21,508
Fairfax U.S., Inc.†	BBB-	4.88	08/13/24	50,000	51,865
First Republic Bank	A-	2.38	06/17/19	85,000	85,355
First Tennessee Bank	BBB	2.95	12/01/19	75,000	75,776
Genworth Financial, Inc.	B	7.20	02/15/21	50,000	48,750
Goldman Sachs Group, Inc.	BBB+	3.63	01/22/23	25,000	25,903
Hartford Financial Svcs.	BBB+	5.50	03/30/20	20,000	21,539
Lincoln National Corp.	A-	4.85	06/24/21	20,000	21,618
Markel Corp.	BBB	5.35	06/01/21	40,000	43,589
Marsh & McLennan Cos., Inc.	A-	4.80	07/15/21	75,000	81,226
Moody’s Corp.	BBB+	4.50	09/01/22	50,000	54,040
Moody’s Corp.	BBB+	5.50	09/01/20	20,000	21,842
Pacific LifeCorp.†	A-	6.00	02/10/20	65,000	70,082
Protective Life Corp.	A-	7.38	10/15/19	65,000	71,343
Prudential Financial, Inc.	A	4.50	11/16/21	20,000	21,629
Reinsurance Grp. of America, Inc.	A-	5.00	06/01/21	75,000	81,074
Signet UK Finance PLC	BBB-	4.70	06/15/24	50,000	49,507
Stifel Financial Corp.	BBB-	4.25	07/18/24	50,000	51,191
Synchrony Financial	BBB-	3.70	08/04/26	50,000	48,969
Travelers Cos., Inc.	A	3.90	11/01/20	20,000	21,050
Unum Group	BBB	4.00	03/15/24	75,000	78,269
Voya Financial, Inc.	BBB	3.65	06/15/26	75,000	75,179

					1,729,834

HEALTH CARE (4.9%)
Agilent Technologies, Inc.	BBB+	5.00	07/15/20	85,000	90,403
AmerisourceBergen Corp.	A-	4.88	11/15/19	40,000	42,322
Anthem, Inc.	A	4.35	08/15/20	50,000	53,006

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2017 (Unaudited)

Biogen Idec, Inc.	A-	6.88	03/01/18	50,000	51,070
Bio-Rad Laboratories, Inc.	BBB	4.88	12/15/20	85,000	91,228
Edwards Lifesciences Corp.	BBB-	2.88	10/15/18	85,000	85,903
Laboratory Corp. of America	BBB	3.75	08/23/22	85,000	88,380
Medco Health Solutions, Inc.	BBB+	4.13	09/15/20	80,000	83,987
Owens & Minor, Inc.	BBB-	3.88	09/15/21	85,000	86,412
PerkinElmer, Inc.	BBB	5.00	11/15/21	85,000	92,135
Quest Diagnostics, Inc.	BBB+	4.75	01/30/20	85,000	89,879
Thermo Fisher Scientific, Inc.	BBB	4.50	03/01/21	85,000	90,956
Zimmer Biomet Hldgs., Inc.	BBB	3.15	04/01/22	25,000	25,454

					971,135

INDUSTRIALS (3.3%)
Crane Co.	BBB	2.75	12/15/18	90,000	90,913
Dun & Bradstreet Corp.	BB+	3.25	12/01/17	85,000	85,169
Flowserve Corp.	BBB	3.50	09/15/22	65,000	65,479
Hunt (J.B.) Transport Svcs., Inc.	BBB+	3.30	08/15/22	75,000	76,865
Kennametal, Inc.	BBB-	2.65	11/01/19	85,000	85,372
L-3 Communications Corp.	BBB-	4.75	07/15/20	75,000	80,132
Penske Truck Leasing Co. LP†	BBB	3.38	03/15/18	85,000	85,654
Southwest Airlines Co.	BBB+	2.75	11/06/19	85,000	86,134

					655,718

INFORMATION TECHNOLOGY (4.1%)
Adobe Systems, Inc.	A	4.75	02/01/20	85,000	90,500
Applied Materials, Inc.	A-	3.90	10/01/25	100,000	106,842
Arrow Electronics, Inc.	BBB-	4.50	03/01/23	85,000	90,744
Avnet, Inc.	BBB-	5.88	06/15/20	80,000	85,802
eBay, Inc.	BBB+	2.88	08/01/21	75,000	76,024
Fiserv, Inc.	BBB	4.75	06/15/21	85,000	91,655
Ingram Micro, Inc.	NR	5.00	08/10/22	25,000	25,242
Lam Research Corp.	BBB+	2.75	03/15/20	75,000	76,206
Symantec Corp.	BB+	4.20	09/15/20	85,000	89,080
Total System Services, Inc.	BBB-	3.75	06/01/23	85,000	87,863

					819,958

MATERIALS (4.7%)
Albemarle Corp.	BBB	4.50	12/15/20	85,000	90,857
Carpenter Technology Corp.	BBB-	4.45	03/01/23	85,000	86,691
Domtar Corp.	BBB-	4.40	04/01/22	85,000	88,502
Eastman Chemical Co.	BBB	4.50	01/15/21	50,000	52,922
Freeport-McMoRan Copper & Gold	BB-	3.55	03/01/22	85,000	83,699
Goldcorp, Inc.	BBB+	2.13	03/15/18	85,000	85,085
Kinross Gold Corp.	BB+	5.13	09/01/21	20,000	21,450
Methanex Corp.	BB+	3.25	12/15/19	85,000	85,782
Newmont Mining Corp.	BBB	3.50	03/15/22	85,000	87,895
Packaging Corp. of America	BBB	3.90	06/15/22	50,000	52,458
Packaging Corp. of America	BBB	4.50	11/01/23	30,000	32,490
Southern Copper Corp.	BBB	3.50	11/08/22	85,000	87,198
Teck Resources Ltd.	BB	4.75	01/15/22	75,000	79,289

					934,318

REAL ESTATE (2.9%)
Boston Properties LP	A-	3.85	02/01/23	65,000	68,618
Government Pptys. Income Trust	BBB-	3.75	08/15/19	20,000	20,284
Healthcare Realty Trust	BBB	3.75	04/15/23	85,000	86,431
Hospitality Properties Trust	BBB-	5.00	08/15/22	85,000	91,218
Jones Lang LaSalle, Inc.	BBB	4.40	11/15/22	85,000	89,127
National Retail Pptys., Inc.	BBB+	3.30	04/15/23	30,000	30,406
National Retail Pptys., Inc.	BBB+	3.80	10/15/22	50,000	51,953
Ventas Realty LP/Capital Corp.	BBB+	4.75	06/01/21	65,000	69,535
Welltower, Inc.	BBB+	3.75	03/15/23	10,000	10,409
Welltower, Inc.	BBB+	6.13	04/15/20	50,000	54,853

					572,834

TELECOMMUNICATION SERVICES (0.6%)
AT&T, Inc.	BBB+	3.00	06/30/22	75,000	75,730
Verizon Communications, Inc.	BBB+	4.50	09/15/20	40,000	42,913

					118,643

UTILITIES (1.8%)
Entergy Corp.	BBB	5.13	09/15/20	85,000	90,886
Exelon Corp.	BBB-	5.15	12/01/20	50,000	54,016
Exelon Generation Co. LLC	BBB	4.25	06/15/22	30,000	32,076
National Fuel Gas Co.	BBB	4.90	12/01/21	75,000	79,597

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2017 (Unaudited)

SCANA Corp.	BBB-	4.13	02/01/22	85,000	87,566
Talen Energy Supply LLC†	B+	6.50	09/15/24	30,000	22,463

					366,604

TOTAL LONG-TERM DEBT SECURITIES (Cost: $19,089,252) 97.5%					19,467,141

TOTAL INVESTMENTS (Cost: $19,089,252) 97.5%					19,467,141

OTHER NET ASSETS 2.5%					497,728

NET ASSETS 100.0%					$19,964,869

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2017 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (26.6%)
U.S. Treasury Bill	A-1+	0.96	10/26/17	1,700,000	1,698,822
U.S. Treasury Bill	A-1+	0.96	11/02/17	1,450,000	1,448,719
U.S. Treasury Bill	A-1+	1.00	12/14/17	1,400,000	1,397,400
U.S. Treasury Bill	A-1+	1.05	10/12/17	500,000	499,825
U.S. Treasury Bill	A-1+	1.05	10/19/17	600,000	599,666
U.S. Treasury Bill	A-1+	1.05	10/19/17	400,000	399,778
U.S. Treasury Bill	A-1+	1.06	10/12/17	500,000	499,823

					6,544,033

U.S. GOVERNMENT AGENCIES (10.7%)
FHLB	A-1+	1.01	10/26/17	800,000	799,413
FHLB	A-1+	1.02	10/23/17	700,000	699,543
FHLB	A-1+	1.03	10/25/17	250,000	249,821
FHLB	A-1+	1.03	11/10/17	400,000	399,530
FHLB	A-1+	1.03	11/21/17	500,000	499,252

					2,647,559

COMMERCIAL PAPER (63.6%)
Apple, Inc.†	A-1+	1.15	10/06/17	400,000	399,923
Apple, Inc.†	A-1+	1.15	11/06/17	500,000	499,409
Bristol-Myers Squibb Co.†	A-1+	1.15	10/23/17	850,000	849,375
Cargill, Inc.†	A-1	1.12	10/11/17	900,000	899,692
Chevron Corp.†	A-1+	1.12	10/24/17	600,000	599,552
Cisco Systems, Inc.†	A-1+	1.17	10/04/17	700,000	699,909
Coca-Cola Co.†	A-1+	1.12	10/26/17	250,000	249,798
Coca-Cola Co.†	A-1+	1.15	11/08/17	475,000	474,408
Disney (Walt) Co.†	A-1	1.12	11/15/17	300,000	299,571
Eli Lilly & Co.†	A-1+	1.10	10/16/17	850,000	849,584
Estee Lauder Cos.†	A-1	1.15	10/10/17	800,000	799,744
Hershey Co.†	A-1	1.13	10/03/17	900,000	899,915
Intercontinental Exchange, Inc.†	A-1	1.18	10/11/17	900,000	899,675
J.P. Morgan Securities LLC	A-1	1.20	10/02/17	300,000	299,980
J.P. Morgan Securities LLC	A-1	1.30	10/30/17	600,000	599,349
Microsoft Corp.†	A-1+	1.11	11/02/17	750,000	749,236
New Jersey Natural Gas	A-1	1.09	10/04/17	900,000	899,891
NIKE, Inc.†	A-1+	1.07	10/04/17	900,000	899,893
Private Export Funding Corp.	NR	1.12	10/10/17	700,000	699,782
Procter & Gamble Co.†	A-1+	1.16	11/28/17	900,000	898,288
QUALCOMM, Inc.†	A-1	1.15	11/08/17	550,000	549,314
QUALCOMM, Inc.†	A-1	1.17	11/14/17	250,000	249,634
Simon Ppty. Group LP†	A-1	1.16	11/16/17	900,000	898,637
Toyota Motor Credit Corp.	A-1+	1.15	10/02/17	515,000	514,967

					15,679,526

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $24,870,801) 100.9%					24,871,118

TOTAL INVESTMENTS (Cost: $24,870,801) 100.9%					24,871,118

OTHER NET ASSETS -0.9%					(229,835)

NET ASSETS 100.0%					$24,641,283

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

FOOTNOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

September 30, 2017 (Unaudited)

Abbreviations:	ARM = Adjustable Rate Mortgage
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GNMA = Government National Mortgage Association
NR = Not Rated

* Non-income producing security.

** Ratings as per Standard & Poor’s Corporation (unaudited).

† Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2017, the aggregate values of these securities and their percentages of the respective Funds’ net assets were as follows:

Fund	Aggregate Market Value	Percentage of Net Assets

MID-CAP EQUITY INDEX FUND	$499,970	2.1%
BOND FUND	$376,634	1.9%
MONEY MARKET FUND	$12,665,557	51.4%

(1)	This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts.

Information on futures contracts outstanding in the Funds as of September 30, 2017, was as follows:

Fund	Number of Contracts	Contract Type	Purchased (P) or Sold (S)	Expiration Date	Underlying Face Amount at Value(a)	Unrealized Gain (Loss)	Face Value of Futures as a Percentage of Total Investments

ALL AMERICA FUND	3	E-mini S&P 500 Stock Index	P	December 2017	$377,415	$8,235	3.1%
EQUITY INDEX FUND	4	E-mini S&P 500 Stock Index	P	December 2017	$503,220	$10,980	1.2%
MID-CAP EQUITY INDEX FUND	7	E-mini S&P MidCap 400 Stock Index	P	December 2017	$1,256,990	$51,206	5.3%
(a)	Includes the cumulative appreciation(depreciation) of futures contracts.

(2)	Percentage is less than 0.05%.

(3)	U.S. Government guaranteed security.

Fair Value—The Investment Company values its investments at fair value. Fair value is an estimate of the price the Fund would receive upon selling a security in an orderly arms-length transaction. Investments are categorized based on a three-level valuation hierarchy for measurement and disclosure of fair value. The valuation hierarchy is based upon the transparency of inputs used to measure fair value. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities.
•	Level 2 – other significant observable inputs (including yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds, trading characteristics, etc.).
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

As of September 30, 2017, management determined that the fair value inputs for all equity securities were considered Level 1, with the exception of one security in the All America and Small Cap Value Funds (see Note b below) which was considered Level 3. In addition, non-registered securities under Rule 144A of the Securities Act of 1933 were considered Level 2. Furthermore, certain Rule 144A securities not actively traded are considered Level 3; however, there were no such 144A securities as of September 30, 2017. Fair value inputs for all debt securities were considered Level 2. The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers between levels are reflected based on the fair value at the beginning of a reporting period.

The following is a summary of the inputs used to value the Funds’ investments and other financial instruments as of September 30, 2017:

Fund	Level 1 – Quoted Prices	Level 2 – Significant Observable Inputs	Level 3 – Significant Unobservable Inputs			Total
Investments at Fair Value:
(See Portfolios of Investments for More Details)
All America Fund
Common Stock - Indexed	$6,864,806	-	-			$6,864,806
Common Stock - Active	$5,166,860	-	$8,550	(b)		$5,175,410
Long-Term Debt Securities - Active	-	$4,120	-			$4,120
Short-Term Debt Securities - Indexed	-	$199,930	-			$199,930
Warrants - Active	$335	-	-			$335
	$12,032,001	$204,050	$8,550			$12,244,601

Equity Index Fund
Common Stock	$40,215,710	-	-			$40,215,710
Short-Term Debt Securities	-	$199,930	-			$199,930
	$40,215,710	$199,930	-			$40,415,640

Mid-Cap Equity Index Fund
Common Stock	$22,425,617	-	-			$22,425,617
Short-Term Debt Securities	-	$1,199,586	-			$1,199,586
	$22,425,617	$1,199,586	-			$23,625,203

Small Cap Value Fund
Common Stock	$10,519,577	-	$76,700	(b	)	$10,596,277
Long-Term Debt Securities	-	$39,140	-			$39,140
Warrants	$2,978	-	-			$2,978
	$10,522,555	$39,140	$76,700			$10,638,395

Small Cap Growth Fund
Common Stock	$7,976,692	-	-			$7,976,692

Bond Fund
U.S. Government Debt	-	$4,510,466	-			$4,510,466
U.S. Government Agency Residential Mortgage-Backed Obligations	-	$6,113,753	-			$6,113,753
Long-Term Corporate Debt	-	$8,842,922	-			$8,842,922
	-	$19,467,141	-			$19,467,141

Money Market Fund
U.S. Government Debt	-	$6,544,033	-			$6,544,033
U.S. Government Agency Short-Term Debt	-	$2,647,559	-			$2,647,559
Commercial Paper	-	$15,679,526	-			$15,679,526
	-	$24,871,118	-			$24,871,118
Other Financial Instruments:*
All America Fund	$8,235	-	-			$8,235
Equity Index Fund	$10,980	-	-			$10,980
Mid-Cap Equity Index Fund	$51,206	-	-			$51,206

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

(b) Reflects security issued by Xura, Inc. included in the Information Technology section of the active asset segment of the All America Fund portfolio and in the Small Cap Value Fund portfolio. The security is fair valued at its last trade price.

	Fair Value Measurement Using Significant Unobservable Inputs (Level 3) for the Nine Months Ended September 30, 2017
	Balance December 31, 2016	Change in Unrealized Gains (Losses)	Transfers Into Level 3 (c)	Transfers Out of Level 3	Balance September 30, 2017	Net Change in Unrealized Gains/(Losses) of Level 3 Assets Held as of September 30, 2017
All America Fund - Active Common Stock	$8,550	-	-	-	$8,550	$948
Small Cap Value Fund - Common Stock	$76,700	-	-	-	$76,700	$8,172

(c) Reflects transfers into Level 3 from Level 1 as a result of a security being carried at a calculated fair value due to the absence of recent trading activity in the security, as described in Security Valuation below.

Security Valuation — Investment securities are carried at fair value as follows:

Exchange-traded equity securities are valued at the last reported sales price on the principal exchange on which the security is traded. If there is no trading volume for a particular valuation day, the last bid price is used. For equity securities traded in the over-the-counter market, the security is valued at the last sale price, or if no sale, at the latest bid price available.

Short-term debt securities with a maturity of 60 days or less are valued at amortized cost, which approximates fair value for such securities.

Debt securities, including short-term debt securities maturing in excess of 60 days, are valued on the basis of prices obtained from an independent pricing source. The pricing source may utilize various pricing methodologies that incorporate both models (which consider factors such as yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds and trading characteristics) and dealer supplied valuations to derive a valuation.

In the rare instance when a price is not available from an independent pricing source or when prices may not reflect fair value, such as when the price provided by the pricing source is not based on a recent trade, a calculated fair value is used, as determined in good faith by the Adviser and reviewed by a Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.

The Advisor uses a market approach to calculate fair value for equity securities which are categorized as Level 3. The Adviser’s valuation is primarily based on information regarding the specific equity issuer, such as the last trade price, financial statements, the relationship of per-share book value to the last trade price, operating information and any corporate actions, such as dividends or returns of capital, that may have occurred since the last trade. The Adviser also considers industry-specific conditions and overall market conditions, to determine whether the last trade price reflects fair value or needs to be adjusted. Generally, absent any significant contrary indications, the last trade price will be used to calculate fair value.

Investment Transactions — Investment transactions are accounted for as of the trade date. Realized gain and loss on the sale of short and long-term debt securities is computed on the basis of amortized cost at the time of sale. Realized gain and loss on the sale of equity securities is based on the identified cost basis of the security determined on a first-in, first-out (“FIFO”) basis.

Futures Contracts—The Equity Index Fund, Mid-Cap Equity Index Fund and a portion of the All America Fund each maintain indexed assets portfolios which are subject to equity price risk. In order to remain more fully invested in the equity markets while minimizing transaction costs, the funds purchase stock index futures contracts. An initial cash margin deposit (represented by cash or Treasury bills) is made upon entering into a futures contract and serves as collateral for the contract. This initial margin, maintained in a segregated account, is equal to approximately 5%-6% of the contract amount, and does not involve the borrowing of funds to finance the transaction. During the period the futures contract is outstanding, changes in the value of the contract are recognized as unrealized appreciation or depreciation by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each trading day. The accumulated unrealized appreciation or depreciation on the contract is included in Net Unrealized Appreciation (Depreciation) of Investments and Futures Contracts in the Components of Net Assets section of the Statements of Assets and Liabilities.

Futures contracts are valued at the settlement price established each day by the exchange on which traded. Depending upon whether unrealized appreciation or depreciation are incurred, variation margin payments are received or made daily. The net change in unrealized appreciation or depreciation of futures contracts is recorded in the Statements of Operations. When the contract is closed, a realized gain or loss from futures transactions is recorded in the Statements of Operations, equal to the net variation margin received or paid over the period the contract was outstanding. The “Underlying Face Amount at Value” (appearing in the “Notes to the Portfolios of Investments in Securities”), representing the aggregate of outstanding contractual amounts under futures contracts, reflects the extent of a Fund’s exposure to off-balance sheet risk. The use of futures transactions involves the risk of imperfect correlation in the price movements of the contract and the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Warrants — A warrant is an option to purchase common stock of an issuer and is issued in conjunction with another security, such as a debt obligation. A warrant specifies the price at which the holder may purchase shares of common stock and usually expires after a period of time. A warrant holder generally may pay cash for the common stock to be purchased or may surrender the principal amount of the related debt security the warrant holder owns equal to the purchase price for the stock. The common stock underlying a warrant may not increase in value after the date the warrant was issued, or may not increase up to the warrant exercise price. In this case, the warrant generally would have little value and could expire unexercised.

At September 30, 2017, warrants held by the Funds of the Investment Company were traded on active markets and are considered Level 1 securities.

Tax Information—The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at September 30, 2017 for each of the Funds were as follows.

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
Unrealized Appreciation	$3,364,207	$12,324,372	$5,559,198	$2,851,990
Unrealized Depreciation	(353,535)	(1,204,913)	(1,076,130)	(458,596)

Net	$3,010,672	$11,119,459	$4,483,068	$2,393,394

Tax Cost of Investments	$9,233,929	$29,296,181	$19,142,135	$8,245,001

	Small Cap Growth Fund	Bond Fund	Money Market Fund
Unrealized Appreciation	$1,810,658	$454,011	$317
Unrealized Depreciation	(200,977)	(76,445)	-

Net	$1,609,681	$377,566	$317

Tax Cost of Investments	$6,367,011	$19,089,575	$24,870,801

Differences between amounts reflected in the Portfolios of Investments in Securities and those computed for Federal income tax purposes arise from the Federal income tax treatment of wash sales and futures contracts.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported in a timely and accurate manner.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Attached hereto.

Exhibit 99	Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual of America Institutional Funds, Inc.

By:	/s/ JAMES J. ROTH
James J. Roth
Chairman of the Board,
President and Chief Executive Officer of
Mutual of America Institutional Funds, Inc.

Date:	November 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JAMES J. ROTH
James J. Roth
Chairman of the Board,
President and Chief Executive Officer of Mutual of America Institutional Funds, Inc.

Date:	November 21, 2017

By:	/s/ CHRIS W. FESTOG
Chris W. Festog
Executive Vice President,
Chief Financial Officer and Treasurer of
Mutual of America Institutional Funds, Inc.

Date:	November 21, 2017